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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: January 31

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Income Builder Fund, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 24.4%
	Shares	Value ($)
Convertible 5.1%
Columbia Convertible Securities Fund, Class Y Shares(a)	3,101,713	63,088,849
Dividend Income 13.1%
Columbia Dividend Income Fund, Class Y Shares(a)	2,854,778	62,919,311
Columbia Dividend Opportunity Fund, Class Y Shares(a)	7,508,140	76,883,349
Columbia Global Dividend Opportunity Fund, Class Y Shares(a)	1,294,540	24,350,220
Total		164,152,880
Global Real Estate 0.9%
Columbia Real Estate Equity Fund, Class Y Shares(a)	722,578	11,373,370
U.S. Small Cap 5.3%
Columbia Small Cap Value Fund I, Class Y Shares(a)	1,392,054	66,275,710
Total Equity Funds (Cost $278,661,439)		304,890,809

Fixed-Income Funds 75.6%

Emerging Markets 7.8%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	8,031,691	96,701,559
Floating Rate 8.8%
Columbia Floating Rate Fund, Class Y Shares(a)	12,120,974	110,058,442
High Yield 15.5%
Columbia High Yield Bond Fund, Class Y Shares(a)	64,970,087	193,610,859
Fixed-Income Funds (continued)
	Shares	Value ($)
Inflation Protected Securities 0.6%
Columbia Inflation Protected Securities Fund, Class Y Shares(a)	781,946	7,350,294
Investment Grade 42.9%
Columbia Corporate Income Fund, Class Y Shares(a)	10,537,552	108,326,036
Columbia Limited Duration Credit Fund, Class Y Shares(a)	6,234,188	61,531,442
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	11,585,369	115,621,982
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	44,977,453	243,328,019
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	614,564	6,833,950
Total		535,641,429
Total Fixed-Income Funds (Cost $931,027,895)		943,362,583

Money Market Funds 0.0%

Columbia Government Money Market Fund, Class Y Shares, 0.555%(a),(b)	655,629	655,629
Total Money Market Funds (Cost $655,172)		655,629
Total Investments (Cost: $1,210,344,506)		1,248,909,021
Other Assets & Liabilities, Net		(505,503)
Net Assets		1,248,403,518

Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Convertible Securities Fund, Class I Shares	3,348,738	26,770	(3,375,508)*	—	—	—	(1,453,712)	490,155	—
Columbia Convertible Securities Fund, Class Y Shares	—	3,381,158*	(279,445)	3,101,713	—	891,919	6,146,957	967,952	63,088,849
Columbia Corporate Income Fund, Class I Shares	11,601,881	26,029	(11,627,910)*	—	—	—	(1,266,704)	481,702	—
Columbia Corporate Income Fund, Class Y Shares	—	11,853,480*	(1,315,928)	10,537,552	—	(412,923)	4,718,537	2,047,320	108,326,036
Columbia Income Builder Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Income Builder Fund, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Dividend Income Fund, Class I Shares	2,954,500	14,398	(2,968,898)*	—	—	235,299	(2,358,564)	288,095	—
Columbia Dividend Income Fund, Class Y Shares	—	2,854,778*	—	2,854,778	—	—	9,083,556	558,685	62,919,311
Columbia Dividend Opportunity Fund, Class I Shares	5,303,860	50,540	(5,354,400)*	—	—	—	(4,274,706)	497,820	—
Columbia Dividend Opportunity Fund, Class Y Shares	—	8,596,634*	(1,088,494)	7,508,140	—	786,566	6,539,318	1,333,094	76,883,349
Columbia Emerging Markets Bond Fund, Class I Shares	8,128,672	125,573	(8,254,245)*	—	—	—	(970,881)	591,860	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	8,494,271*	(462,580)	8,031,691	—	115,290	6,504,198	2,876,446	96,701,559
Columbia Floating Rate Fund, Class I Shares	12,070,745	40,316	(12,111,061)*	—	—	—	(207,606)	647,592	—
Columbia Floating Rate Fund, Class Y Shares	—	12,419,252*	(298,278)	12,120,974	—	(40,185)	471,978	2,524,263	110,058,442
Columbia Global Dividend Opportunity Fund, Class I Shares	1,412,492	10,025	(1,422,517)*	—	—	—	1,032,626	175,940	—
Columbia Global Dividend Opportunity Fund, Class Y Shares	—	1,439,942*	(145,402)	1,294,540	—	(340,400)	1,687,557	367,675	24,350,220
Columbia Government Money Market Fund, Class I Shares	652,450	116	(652,566)*	—	—	—	—	241	—
Columbia Government Money Market Fund, Class Y Shares, 0.555%	—	655,629*	—	655,629	—	—	456	2,481	655,629
Columbia High Yield Bond Fund, Class I Shares	72,462,683	299,621	(72,762,304)*	—	—	9,491	(1,612,538)	1,523,870	—
Columbia High Yield Bond Fund, Class Y Shares	—	66,817,137*	(1,847,050)	64,970,087	—	85,837	4,760,525	5,808,018	193,610,859
Columbia Inflation Protected Securities Fund, Class I Shares	3,435,320	—	(3,435,320)*	—	—	—	794,648	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	3,938,378*	(3,156,432)	781,946	—	(867,032)	(56,144)	187,257	7,350,294
Columbia Limited Duration Credit Fund, Class I Shares	6,152,179	8,726	(6,160,905)*	—	—	—	(242,330)	153,504	—
Columbia Limited Duration Credit Fund, Class Y Shares	—	6,234,188*	—	6,234,188	—	—	522,725	683,142	61,531,442
2	Columbia Income Builder Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Income Builder Fund, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Mortgage Opportunities Fund, Class I Shares	8,984,234	2,609,436	(11,593,670)*	—	—	—	1,530,545	628,924	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	11,856,348*	(270,979)	11,585,369	—	(19,782)	31,791	2,654,343	115,621,982
Columbia Real Estate Equity Fund, Class I Shares	884,680	5,624	(890,304)*	—	—	—	(347,260)	86,106	—
Columbia Real Estate Equity Fund, Class Y Shares	—	898,670*	(176,092)	722,578	31,935	153,306	474,152	156,744	11,373,370
Columbia Small Cap Value Fund I, Class I Shares	1,363,139	—	(1,363,139)*	—	—	(247,323)	1,291,777	—	—
Columbia Small Cap Value Fund I, Class Y Shares	—	1,392,054*	—	1,392,054	3,642,529	—	2,297,830	—	66,275,710
Columbia U.S. Government Mortgage Fund, Class I Shares	44,190,294	247,001	(44,437,295)*	—	—	—	6,391,787	871,676	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	45,493,374*	(515,921)	44,977,453	—	(96,917)	(4,378,004)	4,307,369	243,328,019
Columbia U.S. Treasury Index Fund, Class I Shares	611,350	689	(612,039)*	—	—	—	284,370	14,219	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	614,564*	—	614,564	—	—	(240,918)	63,655	6,833,950
Total	183,557,217	190,404,721	(196,578,682)	177,383,256	3,674,464	253,146	37,155,966	30,990,148	1,248,909,021

*	Includes the effect of underlying share class exchange.

(b)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Income Builder Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Income Builder Fund, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Equity Funds	304,890,809	—	—	304,890,809
Fixed-Income Funds	943,362,583	—	—	943,362,583
Money Market Funds	655,629	—	—	655,629
Total Investments	1,248,909,021	—	—	1,248,909,021
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Income Builder Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 7.7%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	50,172	508,243
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,379,401
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	393,472	2,207,376
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	398,737	3,819,905
Columbia Multi-Asset Income Fund, Class Y Shares(a)	892,475	8,737,325
Total Alternative Strategies Funds (Cost $20,067,114)		19,652,250

Common Stocks 3.8%
Issuer	Shares	Value ($)
Consumer Discretionary 0.4%
Auto Components 0.1%
Bridgestone Corp.	900	42,993
Continental AG	214	54,462
Dorman Products, Inc.(b)	200	13,822
Total		111,277
Automobiles 0.1%
Peugeot SA	4,791	113,653
Subaru Corp.	3,200	110,557
Suzuki Motor Corp.	1,000	54,773
Total		278,983
Diversified Consumer Services —%
Adtalem Global Education, Inc.	250	9,238
Capella Education Co.	140	11,403
Sotheby’s (b)	275	14,250
Weight Watchers International, Inc.(b)	375	16,845
Total		51,736
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	525	9,334
Brinker International, Inc.	150	4,608
Cracker Barrel Old Country Store, Inc.	100	15,613
Dave & Buster’s Entertainment, Inc.(b)	350	16,870
InterContinental Hotels Group PLC	111	6,151
Ruth’s Hospitality Group, Inc.	777	16,395
TUI AG	4,554	82,258
Total		151,229
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.1%
Electrolux AB, Class B	1,787	63,184
La-Z-Boy, Inc.	540	14,553
MDC Holdings, Inc.	300	11,112
Persimmon PLC	2,448	91,102
Sleep Number Corp.(b)	500	16,250
Taylor Morrison Home Corp., Class A(b)	550	13,282
Taylor Wimpey PLC	41,973	111,214
Zagg, Inc.(b)	900	14,085
Total		334,782
Internet & Direct Marketing Retail —%
Nutrisystem, Inc.	150	7,493
PetMed Express, Inc.	450	15,912
Total		23,405
Media —%
Gannett Co., Inc.	1,620	14,094
I-CABLE Communications Ltd.(b)	7,646	240
New York Times Co. (The), Class A	280	5,348
Time, Inc.	1,200	13,920
Total		33,602
Specialty Retail —%
Aaron’s, Inc.	455	16,744
Buckle, Inc. (The)	200	3,290
Francesca’s Holdings Corp.(b)	130	841
Restoration Hardware Holdings, Inc.(b)	225	20,232
Tilly’s, Inc.	300	3,573
Total		44,680
Textiles, Apparel & Luxury Goods —%
Deckers Outdoor Corp.(b)	275	18,766
Movado Group, Inc.	635	17,589
Total		36,355
Total Consumer Discretionary		1,066,049
Consumer Staples 0.3%
Beverages —%
Boston Beer Co., Inc. (The), Class A(b)	60	10,683

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion SA	20,103	98,351
Ingles Markets, Inc., Class A	100	2,330
Jeronimo Martins SGPS SA	3,992	72,541
SUPERVALU, Inc.(b)	322	5,245
Wm Morrison Supermarkets PLC	10,571	31,478
Woolworths Ltd.	2,769	54,895
Total		264,840
Food Products 0.1%
Dean Foods Co.	867	8,453
Fresh Del Monte Produce, Inc.	93	4,140
John B. Sanfilippo & Son, Inc.	225	13,241
Marine Harvest ASA	1,864	36,399
Nestlé SA, Registered Shares	623	52,393
Sanderson Farms, Inc.	126	18,846
WH Group Ltd.	102,000	103,365
Total		236,837
Household Products —%
Central Garden & Pet Co., Class A(b)	150	5,537
Personal Products —%
Unilever NV-CVA	1,361	79,117
Usana Health Sciences, Inc.(b)	140	9,198
Total		88,315
Tobacco 0.1%
Imperial Brands PLC	2,866	116,878
Swedish Match AB	2,364	89,063
Total		205,941
Total Consumer Staples		812,153
Energy 0.2%
Energy Equipment & Services —%
Archrock, Inc.	1,340	16,080
Exterran Corp.(b)	550	17,749
McDermott International, Inc.(b)	800	5,296
Rowan Companies PLC, Class A(b)	1,400	20,062
Total		59,187
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.2%
Caltex Australia Ltd.	1,710	44,898
CVR Energy, Inc.	150	4,118
International Seaways, Inc.(b)	300	6,042
OMV AG	1,701	102,201
Peabody Energy Corp.(b)	150	4,633
Repsol SA	2,617	49,034
REX American Resources Corp.(b)	172	15,167
Royal Dutch Shell PLC, Class B	4,223	135,817
Showa Shell Sekiyu KK	3,500	41,290
Ultra Petroleum Corp.(b)	2,100	16,674
W&T Offshore, Inc.(b)	1,300	4,069
Total		423,943
Total Energy		483,130
Financials 0.8%
Banks 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	40	1,121
Bank Hapoalim BM	14,640	103,608
Banner Corp.	50	2,866
Cathay General Bancorp	480	20,064
CenterState Bank Corp.	200	5,328
Central Pacific Financial Corp.	205	6,380
Customers Bancorp, Inc.(b)	514	14,053
Enterprise Financial Services Corp.	275	11,990
First BanCorp(b)	845	4,352
First Citizens BancShares Inc., Class A	50	20,250
First Merchants Corp.	400	17,200
Hancock Holding Co.	425	20,719
Heritage Financial Corp.	100	3,050
ING Groep NV	1,670	30,852
International Bancshares Corp.	340	13,804
Intesa Sanpaolo SpA	19,909	66,929
Japan Post Bank Co., Ltd.	8,300	105,118
Lloyds Banking Group PLC	97,313	88,262
Preferred Bank/Los Angeles	275	16,976
S&T Bancorp, Inc.	200	8,178
Sandy Spring Bancorp, Inc.	375	15,154
Societe Generale SA	2,427	135,135

2	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sterling Bancorp	250	6,262
Swedbank AB, Class A	4,234	105,096
United Community Banks, Inc.	565	15,492
Valley National Bancorp	1,600	18,400
Westpac Banking Corp.	3,947	99,975
Wintrust Financial Corp.	264	21,461
Total		978,075
Capital Markets 0.1%
3i Group PLC	9,224	117,731
Arlington Asset Investment Corp., Class A	923	10,587
Houlihan Lokey, Inc.	75	3,122
Natixis SA	2,055	16,115
Piper Jaffray Companies	196	14,327
Virtus Investment Partners, Inc.	10	1,164
Total		163,046
Consumer Finance —%
Green Dot Corp., Class A(b)	200	11,324
Nelnet, Inc., Class A	336	19,669
Total		30,993
Diversified Financial Services —%
ORIX Corp.	400	6,877
Insurance 0.3%
Allianz SE, Registered Shares	732	170,892
American Equity Investment Life Holding Co.	600	17,706
Assicurazioni Generali SpA	5,067	92,312
AXA SA	4,372	132,054
CNO Financial Group, Inc.	800	19,176
CNP Assurances	1,935	45,023
HCI Group, Inc.	125	4,683
Health Insurance Innovations, Inc., Class A(b)	800	17,200
Legal & General Group PLC	6,555	23,245
MS&AD Insurance Group Holdings, Inc.	2,200	74,739
Swiss Life Holding AG, Registered Shares	113	39,281
Universal Insurance Holdings, Inc.	718	17,124
Total		653,435
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	200	3,762
ARMOUR Residential REIT, Inc.	550	13,778
Invesco Mortgage Capital, Inc.	370	6,371
MTGE Investment Corp.	600	10,860
Total		34,771
Thrifts & Mortgage Finance —%
Essent Group Ltd.(b)	515	21,949
Federal Agricultural Mortgage Corp.	225	16,704
Flagstar Bancorp, Inc.(b)	444	16,592
MGIC Investment Corp.(b)	1,799	25,726
Radian Group, Inc.	300	6,288
Walker & Dunlop, Inc.(b)	350	19,212
Washington Federal, Inc.	500	17,400
Total		123,871
Total Financials		1,991,068
Health Care 0.4%
Biotechnology 0.1%
Ablynx NV(b)	350	7,280
Alder Biopharmaceuticals, Inc.(b)	883	9,934
Axovant Sciences Ltd.(b)	210	1,100
bluebird bio, Inc.(b)	87	12,102
Blueprint Medicines Corp.(b)	105	6,974
Clovis Oncology, Inc.(b)	95	7,160
Coherus Biosciences, Inc.(b)	165	1,856
Dynavax Technologies Corp.(b)	380	8,360
Eagle Pharmaceuticals, Inc.(b)	35	1,881
Ignyta, Inc.(b)	400	6,160
Immunomedics, Inc.(b)	360	3,859
Insmed, Inc.(b)	173	4,673
Jounce Therapeutics, Inc.(b)	348	4,872
Keryx Biopharmaceuticals, Inc.(b)	975	6,318
Loxo Oncology, Inc.(b)	95	8,185
NewLink Genetics Corp.(b)	690	6,458
Nightstar Therapeutics PLC, ADR(b)	185	4,061
OncoMed Pharmaceuticals, Inc.(b)	1,025	4,131
Ovid Therapeutics, Inc.(b)	800	5,184
Puma Biotechnology, Inc.(b)	145	18,459

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ra Pharmaceuticals, Inc.(b)	246	3,233
Sage Therapeutics, Inc.(b)	105	6,644
Shire PLC	573	28,318
Spark Therapeutics, Inc.(b)	186	15,047
TESARO, Inc.(b)	80	9,262
Total		191,511
Health Care Equipment & Supplies —%
Analogic Corp.	214	17,184
Angiodynamics, Inc.(b)	715	12,134
CONMED Corp.	50	2,611
Haemonetics Corp.(b)	275	13,079
Halyard Health, Inc.(b)	70	2,950
Integer Holdings Corp.(b)	325	15,795
Lantheus Holdings, Inc.(b)	921	18,328
Masimo Corp.(b)	222	19,483
Total		101,564
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,000	76,428
AMN Healthcare Services, Inc.(b)	425	18,658
Chemed Corp.	15	3,351
Cross Country Healthcare, Inc.(b)	200	2,730
LHC Group, Inc.(b)	150	10,022
Molina Healthcare, Inc.(b)	238	16,144
Providence Service Corp. (The)(b)	275	15,290
Triple-S Management Corp., Class B(b)	627	15,054
Total		157,677
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	341	19,488
Pra Health Sciences, Inc.(b)	267	21,742
Total		41,230
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	195	12,041
Bayer AG, Registered Shares	888	115,510
Corcept Therapeutics, Inc.(b)	900	17,721
GlaxoSmithKline PLC	7,442	134,176
Lannett Co., Inc.(b)	200	3,980
Novo Nordisk A/S, Class B	397	19,750
Pacira Pharmaceuticals, Inc.(b)	215	6,891
Common Stocks (continued)
Issuer	Shares	Value ($)
Phibro Animal Health Corp., Class A	400	15,060
Roche Holding AG, Genusschein Shares	742	171,434
Sanofi	1,532	145,066
Supernus Pharmaceuticals, Inc.(b)	190	7,904
Total		649,533
Total Health Care		1,141,515
Industrials 0.6%
Aerospace & Defense —%
Curtiss-Wright Corp.	210	24,833
Moog, Inc., Class A(b)	75	6,582
Total		31,415
Air Freight & Logistics —%
Forward Air Corp.	130	7,467
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	3,836	123,243
Hawaiian Holdings, Inc.(b)	390	13,065
International Consolidated Airlines Group SA	10,236	86,445
Japan Airlines Co., Ltd.	600	20,536
Total		243,289
Building Products —%
Caesarstone Ltd.(b)	525	14,857
Continental Building Product(b)	690	18,423
Total		33,280
Commercial Services & Supplies —%
ACCO Brands Corp.(b)	1,230	16,051
Brady Corp., Class A	115	4,376
Essendant, Inc.	1,200	11,616
MSA Safety, Inc.	240	19,080
SP Plus Corp.(b)	350	13,563
Total		64,686
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	2,098	82,737
Argan, Inc.	249	17,119
EMCOR Group, Inc.	275	22,140
Hochtief AG	128	22,610
Kajima Corp.	4,000	41,486
Leighton Holdings Ltd.	1,820	67,520
Obayashi Corp.	9,600	125,696

4	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Primoris Services Corp.	550	15,548
Shimizu Corp.	9,700	114,173
Taisei Corp.	1,600	88,651
Total		597,680
Electrical Equipment 0.1%
ABB Ltd.	4,830	126,263
Atkore International Group, Inc.(b)	650	12,551
Generac Holdings, Inc.(b)	430	22,399
Total		161,213
Machinery 0.1%
Alamo Group, Inc.	160	16,880
EnPro Industries, Inc.	50	4,187
Global Brass & Copper Holdings, Inc.	500	17,500
Harsco Corp.(b)	800	17,000
Hillenbrand, Inc.	100	3,955
Kadant, Inc.	160	18,176
Mueller Industries, Inc.	195	6,776
Wabash National Corp.	780	17,550
Total		102,024
Professional Services —%
Adecco Group AG, Registered Shares	88	6,982
RPX Corp.(b)	1,210	15,754
TrueBlue, Inc.(b)	600	16,260
Total		38,996
Road & Rail —%
ArcBest Corp.	527	17,180
Saia, Inc.(b)	150	9,720
Total		26,900
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	319	20,304
DXP Enterprises, Inc.(b)	100	3,207
ITOCHU Corp.	7,000	122,617
Marubeni Corp.	1,500	10,058
Rush Enterprises, Inc., Class A(b)	75	3,808
Total		159,994
Total Industrials		1,466,944
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.4%
Communications Equipment —%
ADTRAN, Inc.	200	4,220
Comtech Telecommunications Corp.	350	7,528
Netscout Systems, Inc.(b)	400	11,360
Total		23,108
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	225	15,458
Benchmark Electronics, Inc.(b)	540	16,713
ePlus, Inc.(b)	20	1,912
Hitachi High-Technologies Corp.	900	37,664
Hitachi Ltd.	19,000	151,304
KEMET Corp.(b)	150	3,854
Methode Electronics, Inc.	405	18,994
Rogers Corp.(b)	55	8,364
Sanmina Corp.(b)	495	16,199
Scansource, Inc.(b)	405	17,395
Tech Data Corp.(b)	200	18,554
Vishay Intertechnology, Inc.	1,010	22,472
Total		328,883
Internet Software & Services 0.1%
j2 Global, Inc.	248	18,387
Mixi, Inc.	2,100	102,379
New Relic, Inc.(b)	100	5,133
Stamps.com, Inc.(b)	25	5,610
Web.com Group, Inc.(b)	100	2,410
Total		133,919
IT Services 0.1%
Convergys Corp.	450	11,578
EVERTEC, Inc.	1,040	15,600
Fujitsu Ltd.	6,000	46,755
MAXIMUS, Inc.	325	21,590
Perficient, Inc.(b)	250	4,863
Science Applications International Corp.	262	19,215
TeleTech Holdings, Inc.	350	14,577
Travelport Worldwide Ltd.	1,130	17,730
Total		151,908

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	1,519	17,575
Cirrus Logic, Inc.(b)	50	2,800
Diodes, Inc.(b)	584	20,055
Entegris, Inc.	795	26,036
Formfactor, Inc.(b)	100	1,820
Rudolph Technologies, Inc.(b)	450	12,487
Semtech Corp.(b)	60	2,463
Xcerra Corp.(b)	1,418	13,967
Total		97,203
Software —%
Aspen Technology, Inc.(b)	359	23,163
Check Point Software Technologies Ltd.(b)	34	4,002
CommVault Systems, Inc.(b)	325	16,916
Imperva, Inc.(b)	400	17,080
Paylocity Holding Corp.(b)	75	4,006
Progress Software Corp.	475	20,107
VASCO Data Security International, Inc.(b)	355	4,828
Verint Systems, Inc.(b)	100	4,220
Total		94,322
Technology Hardware, Storage & Peripherals 0.1%
Canon, Inc.	3,500	131,485
Total Information Technology		960,828
Materials 0.3%
Chemicals 0.1%
BASF SE	724	79,172
Covestro AG	602	57,870
Ferro Corp.(b)	110	2,620
Innospec, Inc.	245	15,153
KMG Chemicals, Inc.	150	8,269
Koppers Holdings, Inc.(b)	100	4,855
Kronos Worldwide, Inc.	150	3,947
Mitsubishi Chemical Holdings Corp.	11,900	124,299
Quaker Chemical Corp.	30	4,660
Rayonier Advanced Materials, Inc.	910	13,077
Trinseo SA	270	19,170
Total		333,092
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging —%
Greif, Inc., Class A	294	16,326
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	18,990	67,521
Materion Corp.	413	21,208
Rio Tinto PLC	2,281	107,502
Schnitzer Steel Industries, Inc., Class A	100	2,945
South32 Ltd.	3,082	8,050
Warrior Met Coal, Inc.	600	15,612
Total		222,838
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.(b)	500	13,590
UPM-Kymmene OYJ	4,358	130,971
Total		144,561
Total Materials		716,817
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	370	3,596
CorEnergy Infrastructure Trust, Inc.	437	15,767
DiamondRock Hospitality Co.	1,500	16,290
Getty Realty Corp.	100	2,841
Lexington Realty Trust	1,550	15,686
National Health Investors, Inc.	135	10,286
NorthStar Realty Europe Corp.	200	2,694
Pebblebrook Hotel Trust	150	5,349
Potlatch Corp.	100	5,180
PS Business Parks, Inc.	146	19,320
Ryman Hospitality Properties, Inc.	299	19,773
Sabra Health Care REIT, Inc.	710	14,143
Select Income REIT	295	7,127
Stockland	7,181	24,889
Summit Hotel Properties, Inc.	990	15,652
Sunstone Hotel Investors, Inc.	1,200	19,584
Tier REIT, Inc.	400	7,828
Xenia Hotels & Resorts, Inc.	815	17,735
Total		223,740

6	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd.	1,555	12,797
Kerry Properties Ltd.	5,500	24,752
Sun Hung Kai Properties Ltd.	6,873	112,438
Wheelock & Co., Ltd.	5,889	41,025
Total		191,012
Total Real Estate		414,752
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	50	2,715
BT Group PLC	5,152	17,811
Consolidated Communications Holdings, Inc.	350	6,709
Nippon Telegraph & Telephone Corp.	2,400	116,034
Telefonica SA	5,077	53,261
Telenor ASA	4,443	94,376
Telstra Corp., Ltd.	6,801	18,458
Total		309,364
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	500	11,690
Total Telecommunication Services		321,054
Utilities 0.1%
Electric Utilities 0.1%
Allete, Inc.	125	9,794
CLP Holdings Ltd.	2,500	25,445
El Paso Electric Co.	25	1,438
Enel SpA	23,622	146,523
IDACORP, Inc.	30	2,761
PNM Resources, Inc.	50	2,170
Portland General Electric Co.	414	19,764
Scottish & Southern Energy PLC	1,684	30,910
Tokyo Electric Power Co. Holdings, Inc.(b)	2,700	11,082
Total		249,887
Gas Utilities —%
Chesapeake Utilities Corp.	192	15,465
New Jersey Resources Corp.	275	12,224
Southwest Gas Corp.	148	12,194
Total		39,883
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	225	14,609
Water Utilities —%
SJW Corp.	194	11,506
Total Utilities		315,885
Total Common Stocks (Cost $8,274,574)		9,690,195

Equity Funds 18.6%
	Shares	Value ($)
International 3.9%
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	261,646	3,540,063
Columbia European Equity Fund, Class Y Shares(a)	200,935	1,460,798
Columbia Overseas Value Fund, Class Y Shares(a)	471,857	4,879,002
Total		9,879,863
U.S. Large Cap 14.6%
Columbia Contrarian Core Fund, Class Y Shares(a)	150,960	4,029,121
Columbia Disciplined Core Fund, Class Y Shares(a)	872,089	10,517,391
Columbia Disciplined Growth Fund, Class Y Shares(a)	738,643	7,600,632
Columbia Disciplined Value Fund, Class Y Shares(a)	702,632	7,665,720
Columbia Select Large Cap Equity Fund, Class Y Shares(a)	519,144	7,537,979
Total		37,350,843
U.S. Small Cap 0.1%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	15,471	159,350
Total Equity Funds (Cost $38,235,325)		47,390,056

Fixed-Income Funds 58.5%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	313,444	3,773,870
High Yield 2.1%
Columbia Income Opportunities Fund, Class Y Shares(a)	528,824	5,314,676
Inflation Protected Securities 1.9%
Columbia Inflation Protected Securities Fund, Class Y Shares(a)	514,361	4,834,993
Investment Grade 53.0%
Columbia Corporate Income Fund, Class Y Shares(a)	3,559,665	36,593,360

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Limited Duration Credit Fund, Class Y Shares(a)	1,218,050	12,022,157
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	368,308	3,675,714
Columbia Total Return Bond Fund, Class Y Shares(a)	1,731,668	15,706,225
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	6,900,929	37,334,024
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	2,679,805	29,799,432
Total		135,130,912
Total Fixed-Income Funds (Cost $150,192,766)		149,054,451

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG(b)	—	5,660	90,243
Total Consumer Discretionary			90,243
Total Preferred Stocks (Cost $81,322)			90,243
Money Market Funds 11.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(c)	28,500,380	28,500,380
Total Money Market Funds (Cost $28,500,282)		28,500,380
Total Investments (Cost: $245,351,383)		254,377,575
Other Assets & Liabilities, Net		557,513
Net Assets		254,935,088

At October 31, 2017, securities and/or cash totaling $590,857 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
105,000 EUR	124,720 USD	Deutsche Bank	12/07/2017	2,168	—
266,000 ILS	76,183 USD	Deutsche Bank	12/07/2017	554	—
9,435,000 JPY	84,089 USD	Deutsche Bank	12/07/2017	975	—
493,000 NOK	62,510 USD	Deutsche Bank	12/07/2017	2,100	—
499,000 SEK	61,648 USD	Deutsche Bank	12/07/2017	1,918	—
90,034 USD	115,000 AUD	Deutsche Bank	12/07/2017	—	(2,051)
145,999 USD	142,000 CHF	Deutsche Bank	12/07/2017	—	(3,318)
112,434 USD	706,000 DKK	Deutsche Bank	12/07/2017	—	(1,685)
95,726 USD	72,000 GBP	Deutsche Bank	12/07/2017	2	—
90,344 USD	122,000 SGD	Deutsche Bank	12/07/2017	—	(817)
Total				7,717	(7,871)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	14	12/2017	JPY	246,820,000	239,903	—
U.S. Long Bond	73	12/2017	USD	11,288,718	—	(196,523)
U.S. Ultra Bond	4	12/2017	USD	673,327	—	(13,412)
Total					239,903	(209,935)

8	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2017 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(13)	12/2017	GBP	(970,775)	—	(23,827)
S&P 500 E-mini	(15)	12/2017	USD	(1,929,525)	—	(81,000)
Total					—	(104,827)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	1,500,000	(25,099)	—	—	—	(25,099)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	USD	6,000,000	(22,758)	—	—	—	(22,758)
Total							(47,857)	—	—	—	(47,857)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	58,152	85	(58,237)*	—	—	4,491	(23,010)	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	59,689*	(9,517)	50,172	—	6,596	(33,383)	—	508,243
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	389,274	—	—
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	(183,175)	—	4,379,401
Columbia Commodity Strategy Fund, Class I Shares	436,338	1,104	(437,442)*	—	—	(1,178)	20,184	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	467,765*	(74,293)	393,472	—	(25,044)	(21,931)	—	2,207,376
Columbia Contrarian Core Fund, Class I Shares	181,515	90	(181,605)*	—	—	71,868	(531,570)	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	166,432*	(15,472)	150,960	—	101,554	921,006	—	4,029,121
Columbia Corporate Income Fund, Class I Shares	3,326,072	534,501	(3,860,573)*	—	—	(62,371)	504,758	143,653	—
Columbia Corporate Income Fund, Class Y Shares	—	3,829,484*	(269,819)	3,559,665	—	(10,548)	525,008	646,982	36,593,360
Columbia Disciplined Core Fund, Class I Shares	1,061,097	218	(1,061,315)*	—	—	289,734	(1,719,170)	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	1,009,664*	(137,575)	872,089	—	709,284	2,349,648	—	10,517,391
Columbia Disciplined Growth Fund, Class I Shares	888,892	554	(889,446)*	—	—	29,451	76,292	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	843,893*	(105,250)	738,643	—	102,670	1,219,024	—	7,600,632
Columbia Disciplined Small Core Fund, Class I Shares	21,571	238	(21,809)*	—	—	(11,501)	24,717	—	—
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Disciplined Small Core Fund, Class Y Shares	—	15,471*	—	15,471	—	—	(4,135)	—	159,350
Columbia Disciplined Value Fund, Class I Shares	810,791	297	(811,088)*	—	—	41,341	(623,431)	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	790,309*	(87,677)	702,632	—	144,968	1,302,191	—	7,665,720
Columbia Diversified Absolute Return Fund, Class I Shares	482,091	299	(482,390)*	—	—	(16,491)	205,782	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	470,334*	(71,597)	398,737	—	(27,875)	(105,050)	—	3,819,905
Columbia Emerging Markets Bond Fund, Class I Shares	336,531	2,300	(338,831)*	—	—	(1,111)	76,023	23,904	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	344,718*	(31,274)	313,444	—	(13,338)	166,885	113,916	3,773,870
Columbia Emerging Markets Fund, Class I Shares	355,075	—	(355,075)*	—	—	—	(246,654)	—	—
Columbia Emerging Markets Fund, Class Y Shares	—	357,171*	(95,525)	261,646	—	218,057	1,062,454	—	3,540,063
Columbia European Equity Fund, Class I Shares	236,309	—	(236,309)*	—	—	—	101,788	—	—
Columbia European Equity Fund, Class Y Shares	—	251,545*	(50,610)	200,935	—	(14,006)	211,059	—	1,460,798
Columbia Income Opportunities Fund, Class I Shares	566,540	2,444	(568,984)*	—	—	(4,129)	4,778	40,159	—
Columbia Income Opportunities Fund, Class Y Shares	—	571,598*	(42,774)	528,824	—	2,821	97,087	156,853	5,314,676
Columbia Inflation Protected Securities Fund, Class I Shares	1,097,800	836	(1,098,636)*	—	—	(837,899)	1,022,442	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	546,860*	(32,499)	514,361	—	(58,721)	(175,273)	127,548	4,834,993
Columbia Limited Duration Credit Fund, Class I Shares	1,325,664	2,384	(1,328,048)*	—	—	(4,176)	218,772	32,234	—
Columbia Limited Duration Credit Fund, Class Y Shares	—	1,294,094*	(76,044)	1,218,050	—	(2,950)	(155,189)	136,411	12,022,157
Columbia Mortgage Opportunities Fund, Class I Shares	378,711	2,824	(381,535)*	—	—	(1,447)	52,604	22,726	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	391,533*	(23,225)	368,308	—	(923)	(2,567)	84,156	3,675,714
Columbia Multi-Asset Income Fund, Class I Shares	857,137	7,406	(864,543)*	—	—	—	233,576	71,870	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	892,475*	—	892,475	—	—	(71,325)	257,552	8,737,325
Columbia Overseas Value Fund, Class I Shares	584,161	844	(585,005)*	—	—	(5,084)	48,216	—	—
Columbia Overseas Value Fund, Class Y Shares	—	573,650*	(101,793)	471,857	—	84,384	877,965	—	4,879,002
Columbia Select Large Cap Equity Fund, Class I Shares	599,736	—	(599,736)*	—	—	—	(67,938)	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	617,988*	(98,844)	519,144	65,224	71,268	1,215,520	9,630	7,537,979
10	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	28,203,510	7,255,881	(6,959,011)	28,500,380	—	(75)	111	206,680	28,500,380
Columbia Total Return Bond Fund, Class I Shares	1,865,478	3,809	(1,869,287)*	—	—	—	373,228	63,999	—
Columbia Total Return Bond Fund, Class Y Shares	—	1,921,631*	(189,963)	1,731,668	—	(20,919)	(177,598)	280,233	15,706,225
Columbia U.S. Government Mortgage Fund, Class I Shares	7,437,116	14,914	(7,452,030)*	—	—	(27,810)	1,157,295	144,003	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	7,444,122*	(543,193)	6,900,929	—	(32,637)	(779,183)	673,378	37,334,024
Columbia U.S. Treasury Index Fund, Class I Shares	2,950,514	3,506	(2,954,020)*	—	—	(63,965)	1,081,282	67,506	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	2,935,883*	(256,078)	2,679,805	—	(170,408)	(637,485)	283,490	29,799,432
Total	54,518,902	34,088,939	(36,166,078)	52,441,763	65,224	463,881	9,980,902	3,586,883	244,597,137

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	19,652,250	—	—	—	19,652,250
Common Stocks
Consumer Discretionary	335,462	730,587	—	—	1,066,049
Consumer Staples	77,673	734,480	—	—	812,153
Energy	109,890	373,240	—	—	483,130
Financials	537,824	1,453,244	—	—	1,991,068
Health Care	450,833	690,682	—	—	1,141,515
Industrials	427,927	1,039,017	—	—	1,466,944
Information Technology	491,241	469,587	—	—	960,828
Materials	141,432	575,385	—	—	716,817
Real Estate	198,851	215,901	—	—	414,752
Telecommunication Services	21,114	299,940	—	—	321,054
Utilities	101,925	213,960	—	—	315,885
Total Common Stocks	2,894,172	6,796,023	—	—	9,690,195
Equity Funds	47,390,056	—	—	—	47,390,056
Fixed-Income Funds	149,054,451	—	—	—	149,054,451
12	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Preferred Stocks
Consumer Discretionary	—	90,243	—	—	90,243
Money Market Funds	—	—	—	28,500,380	28,500,380
Total Investments	218,990,929	6,886,266	—	28,500,380	254,377,575
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	7,717	—	—	7,717
Futures Contracts	239,903	—	—	—	239,903
Liability
Forward Foreign Currency Exchange Contracts	—	(7,871)	—	—	(7,871)
Futures Contracts	(314,762)	—	—	—	(314,762)
Swap Contracts	—	(47,857)	—	—	(47,857)
Total	218,916,070	6,838,255	—	28,500,380	254,254,705
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2017	13

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.9%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	169,724	1,719,304
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,379,401
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	1,213,461	6,807,513
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	938,245	8,988,388
Columbia Multi-Asset Income Fund, Class Y Shares(a)	1,977,224	19,357,024
Total Alternative Strategies Funds (Cost $42,121,766)		41,251,630

Common Stocks 2.6%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Bridgestone Corp.	1,400	66,879
Continental AG	327	83,220
Dorman Products, Inc.(b)	350	24,188
Total		174,287
Automobiles 0.1%
Peugeot SA	7,325	173,765
Subaru Corp.	4,900	169,290
Suzuki Motor Corp.	1,500	82,160
Total		425,215
Diversified Consumer Services —%
Adtalem Global Education, Inc.	400	14,780
Capella Education Co.	247	20,118
Sotheby’s (b)	450	23,319
Weight Watchers International, Inc.(b)	600	26,952
Total		85,169
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	880	15,646
Brinker International, Inc.	250	7,680
Cracker Barrel Old Country Store, Inc.	165	25,762
Dave & Buster’s Entertainment, Inc.(b)	600	28,920
InterContinental Hotels Group PLC	170	9,420
Ruth’s Hospitality Group, Inc.	1,322	27,894
TUI AG	6,972	125,934
Total		241,256
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.1%
Electrolux AB, Class B	2,732	96,596
La-Z-Boy, Inc.	945	25,468
MDC Holdings, Inc.	550	20,372
Persimmon PLC	3,745	139,369
Sleep Number Corp.(b)	850	27,625
Taylor Morrison Home Corp., Class A(b)	900	21,735
Taylor Wimpey PLC	64,204	170,119
Zagg, Inc.(b)	1,600	25,040
Total		526,324
Internet & Direct Marketing Retail —%
Nutrisystem, Inc.	250	12,488
PetMed Express, Inc.	750	26,520
Total		39,008
Media —%
Gannett Co., Inc.	2,685	23,359
I-CABLE Communications Ltd.(b)	11,358	356
New York Times Co. (The), Class A	495	9,455
Time, Inc.	2,100	24,360
Total		57,530
Specialty Retail —%
Aaron’s, Inc.	730	26,864
Buckle, Inc. (The)	300	4,935
Francesca’s Holdings Corp.(b)	320	2,070
Restoration Hardware Holdings, Inc.(b)	375	33,720
Tilly’s, Inc.	500	5,955
Total		73,544
Textiles, Apparel & Luxury Goods —%
Deckers Outdoor Corp.(b)	450	30,708
Movado Group, Inc.	1,055	29,224
Total		59,932
Total Consumer Discretionary		1,682,265
Consumer Staples 0.2%
Beverages —%
Boston Beer Co., Inc. (The), Class A(b)	100	17,805

14	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion SA	30,735	150,367
Ingles Markets, Inc., Class A	100	2,330
Jeronimo Martins SGPS SA	6,106	110,956
SUPERVALU, Inc.(b)	540	8,796
Wm Morrison Supermarkets PLC	16,162	48,126
Woolworths Ltd.	4,233	83,918
Total		404,493
Food Products 0.1%
Dean Foods Co.	1,377	13,426
Fresh Del Monte Produce, Inc.	160	7,122
John B. Sanfilippo & Son, Inc.	350	20,597
Marine Harvest ASA	2,850	55,653
Nestlé SA, Registered Shares	952	80,061
Sanderson Farms, Inc.	219	32,756
WH Group Ltd.	156,000	158,087
Total		367,702
Household Products —%
Central Garden & Pet Co., Class A(b)	200	7,382
Personal Products —%
Unilever NV-CVA	2,081	120,972
Usana Health Sciences, Inc.(b)	240	15,768
Total		136,740
Tobacco —%
Imperial Brands PLC	4,382	178,702
Swedish Match AB	3,613	136,119
Total		314,821
Total Consumer Staples		1,248,943
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	2,245	26,940
Exterran Corp.(b)	950	30,656
McDermott International, Inc.(b)	1,400	9,268
Rowan Companies PLC, Class A(b)	2,400	34,392
Total		101,256
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
Caltex Australia Ltd.	2,614	68,634
CVR Energy, Inc.	300	8,235
International Seaways, Inc.(b)	500	10,070
OMV AG	2,600	156,216
Peabody Energy Corp.(b)	300	9,267
Repsol SA	4,002	74,984
REX American Resources Corp.(b)	280	24,690
Royal Dutch Shell PLC, Class B	6,456	207,633
Showa Shell Sekiyu KK	5,400	63,705
Ultra Petroleum Corp.(b)	3,400	26,996
W&T Offshore, Inc.(b)	2,200	6,886
Total		657,316
Total Energy		758,572
Financials 0.5%
Banks 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	100	2,803
Bank Hapoalim BM	22,387	158,434
Banner Corp.	100	5,732
Cathay General Bancorp	775	32,395
CenterState Bank Corp.	300	7,992
Central Pacific Financial Corp.	360	11,203
Customers Bancorp, Inc.(b)	841	22,993
Enterprise Financial Services Corp.	450	19,620
First BanCorp(b)	1,375	7,081
First Citizens BancShares Inc., Class A	85	34,425
First Merchants Corp.	650	27,950
Hancock Holding Co.	700	34,125
Heritage Financial Corp.	100	3,050
ING Groep NV	2,557	47,239
International Bancshares Corp.	585	23,751
Intesa Sanpaolo SpA	30,438	102,325
Japan Post Bank Co., Ltd.	12,700	160,843
Lloyds Banking Group PLC	148,760	134,924
Preferred Bank/Los Angeles	450	27,779
S&T Bancorp, Inc.	300	12,267
Sandy Spring Bancorp, Inc.	650	26,267
Societe Generale SA	3,710	206,572

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sterling Bancorp	400	10,020
Swedbank AB, Class A	6,482	160,895
United Community Banks, Inc.	940	25,775
Valley National Bancorp	2,700	31,050
Westpac Banking Corp.	6,034	152,838
Wintrust Financial Corp.	445	36,174
Total		1,526,522
Capital Markets —%
3i Group PLC	14,100	179,966
Arlington Asset Investment Corp., Class A	1,538	17,641
Houlihan Lokey, Inc.	150	6,244
Natixis SA	3,142	24,639
Piper Jaffray Companies	300	21,930
Virtus Investment Partners, Inc.	25	2,910
Total		253,330
Consumer Finance —%
Green Dot Corp., Class A(b)	350	19,817
Nelnet, Inc., Class A	535	31,319
Total		51,136
Diversified Financial Services —%
ORIX Corp.	600	10,316
Insurance 0.2%
Allianz SE, Registered Shares	1,119	261,240
American Equity Investment Life Holding Co.	1,000	29,510
Assicurazioni Generali SpA	7,746	141,118
AXA SA	6,683	201,857
CNO Financial Group, Inc.	1,400	33,558
CNP Assurances	2,958	68,826
HCI Group, Inc.	200	7,492
Health Insurance Innovations, Inc., Class A(b)	1,300	27,950
Legal & General Group PLC	10,019	35,529
MS&AD Insurance Group Holdings, Inc.	3,400	115,506
Swiss Life Holding AG, Registered Shares	173	60,138
Universal Insurance Holdings, Inc.	1,156	27,571
Total		1,010,295
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	400	7,524
ARMOUR Residential REIT, Inc.	900	22,545
Invesco Mortgage Capital, Inc.	710	12,226
MTGE Investment Corp.	1,000	18,100
Total		60,395
Thrifts & Mortgage Finance —%
Essent Group Ltd.(b)	840	35,801
Federal Agricultural Mortgage Corp.	350	25,984
Flagstar Bancorp, Inc.(b)	760	28,401
MGIC Investment Corp.(b)	3,055	43,687
Radian Group, Inc.	500	10,480
Walker & Dunlop, Inc.(b)	570	31,287
Washington Federal, Inc.	795	27,666
Total		203,306
Total Financials		3,115,300
Health Care 0.3%
Biotechnology 0.1%
Ablynx NV(b)	613	12,750
Alder Biopharmaceuticals, Inc.(b)	1,444	16,245
Axovant Sciences Ltd.(b)	350	1,834
bluebird bio, Inc.(b)	145	20,170
Blueprint Medicines Corp.(b)	175	11,624
Clovis Oncology, Inc.(b)	155	11,682
Coherus Biosciences, Inc.(b)	275	3,094
Dynavax Technologies Corp.(b)	640	14,080
Eagle Pharmaceuticals, Inc.(b)	55	2,956
Ignyta, Inc.(b)	675	10,395
Immunomedics, Inc.(b)	600	6,432
Insmed, Inc.(b)	288	7,779
Jounce Therapeutics, Inc.(b)	588	8,232
Keryx Biopharmaceuticals, Inc.(b)	1,630	10,562
Loxo Oncology, Inc.(b)	160	13,786
NewLink Genetics Corp.(b)	1,150	10,764
Nightstar Therapeutics PLC, ADR(b)	308	6,761
OncoMed Pharmaceuticals, Inc.(b)	1,700	6,851
Ovid Therapeutics, Inc.(b)	1,354	8,774
Puma Biotechnology, Inc.(b)	240	30,552

16	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ra Pharmaceuticals, Inc.(b)	414	5,440
Sage Therapeutics, Inc.(b)	180	11,390
Shire PLC	876	43,292
Spark Therapeutics, Inc.(b)	309	24,998
TESARO, Inc.(b)	135	15,629
Total		316,072
Health Care Equipment & Supplies —%
Analogic Corp.	366	29,390
Angiodynamics, Inc.(b)	1,110	18,836
CONMED Corp.	100	5,222
Haemonetics Corp.(b)	500	23,780
Halyard Health, Inc.(b)	125	5,269
Integer Holdings Corp.(b)	550	26,730
Lantheus Holdings, Inc.(b)	1,512	30,089
Masimo Corp.(b)	365	32,032
Total		171,348
Health Care Providers & Services —%
Alfresa Holdings Corp.	6,100	116,554
AMN Healthcare Services, Inc.(b)	700	30,730
Chemed Corp.	20	4,469
Cross Country Healthcare, Inc.(b)	300	4,095
LHC Group, Inc.(b)	225	15,032
Molina Healthcare, Inc.(b)	406	27,539
Providence Service Corp. (The)(b)	450	25,020
Triple-S Management Corp., Class B(b)	1,030	24,730
Total		248,169
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	591	33,776
Pra Health Sciences, Inc.(b)	436	35,503
Total		69,279
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	335	20,686
Bayer AG, Registered Shares	1,358	176,647
Corcept Therapeutics, Inc.(b)	1,500	29,535
GlaxoSmithKline PLC	11,379	205,159
Lannett Co., Inc.(b)	300	5,970
Novo Nordisk A/S, Class B	607	30,197
Pacira Pharmaceuticals, Inc.(b)	360	11,538
Common Stocks (continued)
Issuer	Shares	Value ($)
Phibro Animal Health Corp., Class A	650	24,473
Roche Holding AG, Genusschein Shares	1,134	262,003
Sanofi	2,343	221,860
Supernus Pharmaceuticals, Inc.(b)	325	13,520
Total		1,001,588
Total Health Care		1,806,456
Industrials 0.4%
Aerospace & Defense —%
Curtiss-Wright Corp.	341	40,323
Moog, Inc., Class A(b)	125	10,970
Total		51,293
Air Freight & Logistics —%
Forward Air Corp.	250	14,360
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	5,868	188,526
Hawaiian Holdings, Inc.(b)	640	21,440
International Consolidated Airlines Group SA	15,658	132,234
Japan Airlines Co., Ltd.	900	30,805
Total		373,005
Building Products —%
Caesarstone Ltd.(b)	800	22,640
Continental Building Product(b)	1,115	29,771
Total		52,411
Commercial Services & Supplies —%
ACCO Brands Corp.(b)	2,040	26,622
Brady Corp., Class A	175	6,659
Essendant, Inc.	1,900	18,392
MSA Safety, Inc.	400	31,800
SP Plus Corp.(b)	550	21,312
Total		104,785
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	3,208	126,511
Argan, Inc.	430	29,563
EMCOR Group, Inc.	475	38,242
Hochtief AG	196	34,622
Kajima Corp.	6,000	62,229
Leighton Holdings Ltd.	2,782	103,209
Obayashi Corp.	14,700	192,471

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Primoris Services Corp.	900	25,443
Shimizu Corp.	14,800	174,202
Taisei Corp.	2,000	110,814
Total		897,306
Electrical Equipment 0.1%
ABB Ltd.	7,385	193,055
Atkore International Group, Inc.(b)	1,100	21,241
Generac Holdings, Inc.(b)	705	36,723
Total		251,019
Machinery —%
Alamo Group, Inc.	275	29,012
EnPro Industries, Inc.	100	8,374
Global Brass & Copper Holdings, Inc.	860	30,100
Harsco Corp.(b)	1,300	27,625
Hillenbrand, Inc.	150	5,933
Kadant, Inc.	275	31,240
Mueller Industries, Inc.	320	11,120
Wabash National Corp.	1,314	29,565
Total		172,969
Professional Services —%
Adecco Group AG, Registered Shares	135	10,710
RPX Corp.(b)	2,040	26,561
TrueBlue, Inc.(b)	1,000	27,100
Total		64,371
Road & Rail —%
ArcBest Corp.	890	29,014
Saia, Inc.(b)	250	16,200
Total		45,214
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	505	32,143
DXP Enterprises, Inc.(b)	150	4,811
ITOCHU Corp.	10,700	187,428
Marubeni Corp.	2,300	15,422
Rush Enterprises, Inc., Class A(b)	150	7,617
Total		247,421
Total Industrials		2,274,154
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.3%
Communications Equipment —%
ADTRAN, Inc.	300	6,330
Comtech Telecommunications Corp.	600	12,906
Netscout Systems, Inc.(b)	600	17,040
Total		36,276
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	375	25,763
Benchmark Electronics, Inc.(b)	910	28,165
ePlus, Inc.(b)	25	2,390
Hitachi High-Technologies Corp.	1,400	58,588
Hitachi Ltd.	29,000	230,937
KEMET Corp.(b)	200	5,138
Methode Electronics, Inc.	695	32,595
Rogers Corp.(b)	100	15,208
Sanmina Corp.(b)	855	27,980
Scansource, Inc.(b)	690	29,636
Tech Data Corp.(b)	325	30,150
Vishay Intertechnology, Inc.	1,690	37,602
Total		524,152
Internet Software & Services 0.1%
j2 Global, Inc.	404	29,953
Mixi, Inc.	3,200	156,006
New Relic, Inc.(b)	200	10,266
Stamps.com, Inc.(b)	40	8,976
Web.com Group, Inc.(b)	200	4,820
Total		210,021
IT Services 0.1%
Convergys Corp.	800	20,584
EVERTEC, Inc.	1,612	24,180
Fujitsu Ltd.	9,000	70,132
MAXIMUS, Inc.	525	34,876
Perficient, Inc.(b)	500	9,725
Science Applications International Corp.	403	29,556
TeleTech Holdings, Inc.	550	22,908
Travelport Worldwide Ltd.	1,920	30,125
Total		242,086

18	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	2,430	28,115
Cirrus Logic, Inc.(b)	50	2,800
Diodes, Inc.(b)	959	32,932
Entegris, Inc.	1,305	42,739
Formfactor, Inc.(b)	200	3,640
Rudolph Technologies, Inc.(b)	700	19,425
Semtech Corp.(b)	95	3,900
Xcerra Corp.(b)	2,358	23,226
Total		156,777
Software —%
Aspen Technology, Inc.(b)	605	39,035
Check Point Software Technologies Ltd.(b)	52	6,121
CommVault Systems, Inc.(b)	525	27,326
Imperva, Inc.(b)	650	27,755
Paylocity Holding Corp.(b)	100	5,341
Progress Software Corp.	810	34,287
VASCO Data Security International, Inc.(b)	595	8,092
Verint Systems, Inc.(b)	150	6,330
Total		154,287
Technology Hardware, Storage & Peripherals —%
Canon, Inc.	5,400	202,862
Total Information Technology		1,526,461
Materials 0.2%
Chemicals 0.1%
BASF SE	1,107	121,054
Covestro AG	920	88,439
Ferro Corp.(b)	100	2,382
Innospec, Inc.	395	24,431
KMG Chemicals, Inc.	250	13,782
Koppers Holdings, Inc.(b)	150	7,282
Kronos Worldwide, Inc.	300	7,893
Mitsubishi Chemical Holdings Corp.	18,200	190,105
Quaker Chemical Corp.	50	7,766
Rayonier Advanced Materials, Inc.	1,410	20,262
Trinseo SA	460	32,660
Total		516,056
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging —%
Greif, Inc., Class A	520	28,876
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	29,034	103,233
Materion Corp.	710	36,459
Rio Tinto PLC	3,487	164,340
Schnitzer Steel Industries, Inc., Class A	140	4,123
South32 Ltd.	4,712	12,308
Warrior Met Coal, Inc.	1,000	26,020
Total		346,483
Paper & Forest Products —%
Louisiana-Pacific Corp.(b)	800	21,744
UPM-Kymmene OYJ	6,663	200,244
Total		221,988
Total Materials		1,113,403
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	650	6,318
CorEnergy Infrastructure Trust, Inc.	708	25,545
DiamondRock Hospitality Co.	2,600	28,236
Getty Realty Corp.	100	2,841
Lexington Realty Trust	2,600	26,312
National Health Investors, Inc.	225	17,143
NorthStar Realty Europe Corp.	300	4,041
Pebblebrook Hotel Trust	250	8,915
Potlatch Corp.	200	10,360
PS Business Parks, Inc.	240	31,759
Ryman Hospitality Properties, Inc.	515	34,057
Sabra Health Care REIT, Inc.	1,180	23,505
Select Income REIT	440	10,630
Stockland	10,979	38,053
Summit Hotel Properties, Inc.	1,570	24,822
Sunstone Hotel Investors, Inc.	2,000	32,640
Tier REIT, Inc.	700	13,699
Xenia Hotels & Resorts, Inc.	1,380	30,029
Total		368,905

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development —%
CK Asset Holdings Ltd.	2,547	20,961
Kerry Properties Ltd.	8,500	38,253
Sun Hung Kai Properties Ltd.	10,863	177,712
Wheelock & Co., Ltd.	9,174	63,910
Total		300,836
Total Real Estate		669,741
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	100	5,429
BT Group PLC	7,878	27,236
Consolidated Communications Holdings, Inc.	600	11,502
Nippon Telegraph & Telephone Corp.	3,700	178,886
Telefonica SA	7,762	81,428
Telenor ASA	6,793	144,293
Telstra Corp., Ltd.	10,398	28,220
Total		476,994
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	900	21,042
Total Telecommunication Services		498,036
Utilities 0.1%
Electric Utilities 0.1%
Allete, Inc.	200	15,670
CLP Holdings Ltd.	4,000	40,712
El Paso Electric Co.	50	2,875
Enel SpA	36,108	223,972
IDACORP, Inc.	50	4,601
PNM Resources, Inc.	100	4,340
Portland General Electric Co.	721	34,420
Scottish & Southern Energy PLC	2,575	47,264
Tokyo Electric Power Co. Holdings, Inc.(b)	4,100	16,829
Total		390,683
Gas Utilities —%
Chesapeake Utilities Corp.	315	25,373
New Jersey Resources Corp.	450	20,003
Southwest Gas Corp.	236	19,444
Total		64,820
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	400	25,972
Water Utilities —%
SJW Corp.	305	18,090
Total Utilities		499,565
Total Common Stocks (Cost $13,044,033)		15,192,896

Equity Funds 32.5%
	Shares	Value ($)
International 7.9%
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	659,188	8,918,812
Columbia European Equity Fund, Class Y Shares(a)	2,006,415	14,586,638
Columbia Overseas Value Fund, Class Y Shares(a)	2,094,263	21,654,674
Columbia Pacific/Asia Fund, Class Y Shares(a),(b)	150,842	1,775,410
Total		46,935,534
U.S. Large Cap 23.6%
Columbia Contrarian Core Fund, Class Y Shares(a)	715,363	19,093,037
Columbia Disciplined Core Fund, Class Y Shares(a)	2,696,836	32,523,848
Columbia Disciplined Growth Fund, Class Y Shares(a)	1,875,859	19,302,585
Columbia Disciplined Value Fund, Class Y Shares(a)	3,022,995	32,980,877
Columbia Large Cap Growth Fund, Class Y Shares(a)	295,357	12,756,468
Columbia Select Large Cap Equity Fund, Class Y Shares(a)	1,679,470	24,385,907
Total		141,042,722
U.S. Small Cap 1.0%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	561,366	5,782,071
Total Equity Funds (Cost $156,922,790)		193,760,327

Fixed-Income Funds 48.0%

Emerging Markets 2.1%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	1,022,301	12,308,498
High Yield 3.5%
Columbia Income Opportunities Fund, Class Y Shares(a)	2,105,687	21,162,155
Inflation Protected Securities 0.9%
Columbia Inflation Protected Securities Fund, Class Y Shares(a)	581,005	5,461,451

20	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 41.5%
Columbia Corporate Income Fund, Class Y Shares(a)	5,735,445	58,960,377
Columbia Limited Duration Credit Fund, Class Y Shares(a)	1,372,940	13,550,917
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	869,494	8,677,554
Columbia Total Return Bond Fund, Class Y Shares(a)	3,378,976	30,647,308
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	15,066,928	81,512,079
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	4,854,826	53,985,667
Total		247,333,902
Total Fixed-Income Funds (Cost $287,295,961)		286,266,006

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG(b)	—	8,654	137,980
Total Consumer Discretionary			137,980
Total Preferred Stocks (Cost $124,342)			137,980
Money Market Funds 9.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(c)	59,333,473	59,333,473
Total Money Market Funds (Cost $59,333,233)		59,333,473
Total Investments (Cost: $558,842,125)		595,942,312
Other Assets & Liabilities, Net		785,446
Net Assets		596,727,758

At October 31, 2017, securities and/or cash totaling $1,102,329 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
165,000 EUR	195,992 USD	JPMorgan	12/07/2017	3,409	—
407,000 ILS	116,482 USD	JPMorgan	12/07/2017	764	—
12,049,000 JPY	107,329 USD	JPMorgan	12/07/2017	1,188	—
753,000 NOK	95,493 USD	JPMorgan	12/07/2017	3,223	—
762,000 SEK	94,213 USD	JPMorgan	12/07/2017	3,002	—
136,988 USD	175,000 AUD	JPMorgan	12/07/2017	—	(3,101)
219,051 USD	213,000 CHF	JPMorgan	12/07/2017	—	(5,030)
171,998 USD	1,080,000 DKK	JPMorgan	12/07/2017	—	(2,579)
146,308 USD	110,000 GBP	JPMorgan	12/07/2017	—	(56)
137,725 USD	186,000 SGD	JPMorgan	12/07/2017	—	(1,232)
Total				11,586	(11,998)

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2017 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	24	12/2017	USD	1,803,240	20,330	—
S&P 500 E-mini	52	12/2017	USD	6,689,020	—	(2,016)
TOPIX Index	57	12/2017	JPY	1,004,910,000	976,746	—
U.S. Long Bond	161	12/2017	USD	24,897,035	—	(432,762)
U.S. Ultra Bond	10	12/2017	USD	1,683,318	—	(33,531)
Total					997,076	(468,309)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(28)	12/2017	GBP	(2,090,900)	—	(51,320)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	3,000,000	(50,197)	—	—	—	(50,197)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	USD	12,050,000	(45,706)	—	—	—	(45,706)
Total							(95,903)	—	—	—	(95,903)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	187,205	16	(187,221)*	—	—	9,070	(143,072)	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	184,515*	(14,791)	169,724	—	7,845	(26,009)	—	1,719,304
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	389,274	—	—
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	(183,175)	—	4,379,401
Columbia Commodity Strategy Fund, Class I Shares	1,327,610	17	(1,327,627)*	—	—	(1,881)	104,472	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	1,317,908*	(104,447)	1,213,461	—	(35,750)	(153,503)	—	6,807,513
Columbia Contrarian Core Fund, Class I Shares	880,130	5	(880,135)*	—	—	537,634	(4,282,617)	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	808,636*	(93,273)	715,363	—	974,658	5,481,637	—	19,093,037
Columbia Corporate Income Fund, Class I Shares	5,559,903	627,784	(6,187,687)*	—	—	(36,571)	703,697	237,778	—
Columbia Corporate Income Fund, Class Y Shares	—	6,172,072*	(436,627)	5,735,445	—	(19,116)	901,551	1,042,448	58,960,377
22	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Disciplined Core Fund, Class I Shares	3,202,201	19	(3,202,220)*	—	—	867,467	(6,166,317)	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	3,018,600*	(321,764)	2,696,836	—	1,711,627	8,535,771	—	32,523,848
Columbia Disciplined Growth Fund, Class I Shares	2,258,281	27	(2,258,308)*	—	—	33,163	(20,104)	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	2,187,510*	(311,651)	1,875,859	—	443,512	3,191,082	—	19,302,585
Columbia Disciplined Small Core Fund, Class I Shares	618,263	9	(618,272)*	—	—	(129,646)	1,708,331	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	598,227*	(36,861)	561,366	—	(349,556)	(918,666)	—	5,782,071
Columbia Disciplined Value Fund, Class I Shares	3,515,184	17	(3,515,201)*	—	—	200,384	(2,308,690)	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	3,369,835*	(346,840)	3,022,995	—	593,386	5,202,839	—	32,980,877
Columbia Diversified Absolute Return Fund, Class I Shares	1,053,957	9	(1,053,966)*	—	—	(17,036)	520,432	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	1,025,479*	(87,234)	938,245	—	(33,642)	(343,467)	—	8,988,388
Columbia Emerging Markets Bond Fund, Class I Shares	1,169,445	7,182	(1,176,627)*	—	—	18,149	72,395	82,628	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	1,160,704*	(138,403)	1,022,301	—	103,282	586,304	378,950	12,308,498
Columbia Emerging Markets Fund, Class I Shares	883,010	—	(883,010)*	—	—	—	(604,514)	—	—
Columbia Emerging Markets Fund, Class Y Shares	—	881,594*	(222,406)	659,188	—	521,946	2,685,313	—	8,918,812
Columbia European Equity Fund, Class I Shares	2,509,671	—	(2,509,671)*	—	—	—	2,180,232	—	—
Columbia European Equity Fund, Class Y Shares	—	2,580,365*	(573,950)	2,006,415	—	66,872	855,420	—	14,586,638
Columbia Income Opportunities Fund, Class I Shares	2,252,027	9,065	(2,261,092)*	—	—	11,496	53,696	161,147	—
Columbia Income Opportunities Fund, Class Y Shares	—	2,303,993*	(198,306)	2,105,687	—	72,967	261,378	622,492	21,162,155
Columbia Inflation Protected Securities Fund, Class I Shares	1,253,786	25	(1,253,811)*	—	—	(603,252)	593,752	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	602,680*	(21,675)	581,005	—	(739)	(45,557)	143,120	5,461,451
Columbia Large Cap Growth Fund, Class I Shares	384,154	2	(384,156)*	—	—	472,247	(2,465,266)	—	—
Columbia Large Cap Growth Fund, Class Y Shares	—	350,559*	(55,202)	295,357	—	816,893	3,641,908	—	12,756,468
Columbia Limited Duration Credit Fund, Class I Shares	1,466,606	2,075	(1,468,681)*	—	—	(7,090)	235,325	36,061	—
Columbia Limited Duration Credit Fund, Class Y Shares	—	1,436,329*	(63,389)	1,372,940	—	(1,816)	(162,829)	153,008	13,550,917
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Mortgage Opportunities Fund, Class I Shares	960,409	5,766	(966,175)*	—	—	(9,568)	143,773	56,954	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	938,491*	(68,997)	869,494	—	320	(14,619)	199,051	8,677,554
Columbia Multi-Asset Income Fund, Class I Shares	1,898,935	16,407	(1,915,342)*	—	—	—	523,438	159,224	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	1,977,224*	—	1,977,224	—	—	(163,982)	570,591	19,357,024
Columbia Overseas Value Fund, Class I Shares	2,641,904	38	(2,641,942)*	—	—	(6,261)	478,418	—	—
Columbia Overseas Value Fund, Class Y Shares	—	2,514,018*	(419,755)	2,094,263	—	367,103	3,648,600	—	21,654,674
Columbia Pacific/Asia Fund, Class I Shares	191,401	16	(191,417)*	—	—	4,792	(75,754)	—	—
Columbia Pacific/Asia Fund, Class Y Shares	—	190,510*	(39,668)	150,842	28,071	76,447	409,023	—	1,775,410
Columbia Select Large Cap Equity Fund, Class I Shares	1,964,141	—	(1,964,141)*	—	—	—	(367,708)	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	2,010,966*	(331,496)	1,679,470	210,947	240,015	4,104,609	31,146	24,385,907
Columbia Short-Term Cash Fund, 1.177%	55,877,563	19,238,167	(15,782,257)	59,333,473	—	(198)	279	419,891	59,333,473
Columbia Total Return Bond Fund, Class I Shares	3,592,336	7,334	(3,599,670)*	—	—	—	700,466	123,242	—
Columbia Total Return Bond Fund, Class Y Shares	—	3,678,598*	(299,622)	3,378,976	—	(30,139)	(329,930)	546,569	30,647,308
Columbia U.S. Government Mortgage Fund, Class I Shares	15,922,919	31,627	(15,954,546)*	—	—	(46,697)	2,449,497	310,652	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	15,928,050*	(861,122)	15,066,928	—	(51,194)	(1,670,126)	1,461,123	81,512,079
Columbia U.S. Treasury Index Fund, Class I Shares	5,241,913	5,930	(5,247,843)*	—	—	(118,985)	1,179,178	120,685	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	5,122,419*	(267,593)	4,854,826	—	(72,020)	(616,693)	511,601	53,985,667
Total	117,271,055	80,768,915	(83,204,191)	114,835,779	239,018	6,580,118	30,479,492	7,368,361	580,611,436

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
24	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2017 (Unaudited)
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	41,251,630	—	—	—	41,251,630
Common Stocks
Consumer Discretionary	565,157	1,117,108	—	—	1,682,265
Consumer Staples	125,982	1,122,961	—	—	1,248,943
Energy	187,400	571,172	—	—	758,572
Financials	892,095	2,223,205	—	—	3,115,300
Health Care	750,744	1,055,712	—	—	1,806,456
Industrials	711,916	1,562,238	—	—	2,274,154
Information Technology	807,936	718,525	—	—	1,526,461
Materials	233,680	879,723	—	—	1,113,403
Real Estate	330,852	338,889	—	—	669,741
Telecommunication Services	37,973	460,063	—	—	498,036
Utilities	170,788	328,777	—	—	499,565
Total Common Stocks	4,814,523	10,378,373	—	—	15,192,896
Equity Funds	193,760,327	—	—	—	193,760,327
Fixed-Income Funds	286,266,006	—	—	—	286,266,006
Preferred Stocks
Consumer Discretionary	—	137,980	—	—	137,980
Money Market Funds	—	—	—	59,333,473	59,333,473
Total Investments	526,092,486	10,516,353	—	59,333,473	595,942,312
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	11,586	—	—	11,586
Futures Contracts	997,076	—	—	—	997,076
Liability
Forward Foreign Currency Exchange Contracts	—	(11,998)	—	—	(11,998)
Futures Contracts	(519,629)	—	—	—	(519,629)
Swap Contracts	—	(95,903)	—	—	(95,903)
Total	526,569,933	10,420,038	—	59,333,473	596,323,444
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
26	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.5%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	855,294	8,664,132
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,379,401
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	5,622,413	31,541,736
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	2,168,690	20,776,052
Columbia Multi-Asset Income Fund, Class Y Shares(a)	3,771,364	36,921,649
Total Alternative Strategies Funds (Cost $104,157,754)		102,282,970

Common Stocks 2.2%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Dorman Products, Inc.(b)	1,700	117,487
Magna International, Inc.	3,672	200,322
Total		317,809
Automobiles 0.1%
Fiat Chrysler Automobiles NV(b)	1,166	20,156
Peugeot SA	8,517	202,041
Subaru Corp.	4,900	169,291
Suzuki Motor Corp.	3,700	202,661
Total		594,149
Diversified Consumer Services —%
Adtalem Global Education, Inc.	2,000	73,900
Capella Education Co.	1,187	96,681
Sotheby’s (b)	2,300	119,186
Weight Watchers International, Inc.(b)	3,100	139,252
Total		429,019
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	4,300	76,454
Brinker International, Inc.	1,200	36,864
Compass Group PLC	2,906	63,799
Cracker Barrel Old Country Store, Inc.	825	128,807
Dave & Buster’s Entertainment, Inc.(b)	2,900	139,780
Ruth’s Hospitality Group, Inc.	6,270	132,297
Total		578,001
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.1%
Electrolux AB, Class B	3,226	114,063
La-Z-Boy, Inc.	4,600	123,970
MDC Holdings, Inc.	2,700	100,008
Persimmon PLC	3,214	119,608
Sleep Number Corp.(b)	4,100	133,250
Taylor Morrison Home Corp., Class A(b)	4,400	106,260
Taylor Wimpey PLC	62,434	165,429
Zagg, Inc.(b)	7,800	122,070
Total		984,658
Internet & Direct Marketing Retail —%
Nutrisystem, Inc.	1,300	64,935
PetMed Express, Inc.	3,600	127,296
Total		192,231
Media —%
Gannett Co., Inc.	13,250	115,275
New York Times Co. (The), Class A	2,505	47,846
Time, Inc.	10,200	118,320
Total		281,441
Specialty Retail —%
Aaron’s, Inc.	3,625	133,400
Buckle, Inc. (The)	1,400	23,030
Francesca’s Holdings Corp.(b)	1,350	8,735
Restoration Hardware Holdings, Inc.(b)	1,800	161,856
Tilly’s, Inc.	2,600	30,966
Total		357,987
Textiles, Apparel & Luxury Goods —%
Deckers Outdoor Corp.(b)	2,200	150,128
Movado Group, Inc.	5,105	141,409
Total		291,537
Total Consumer Discretionary		4,026,832
Consumer Staples 0.1%
Beverages —%
Boston Beer Co., Inc. (The), Class A(b)	500	89,025
Food & Staples Retailing —%
Distribuidora Internacional de Alimentacion SA	32,098	157,035
George Weston Ltd.	100	8,396
Ingles Markets, Inc., Class A	700	16,310

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jeronimo Martins SGPS SA	4,918	89,368
SUPERVALU, Inc.(b)	2,662	43,364
Wal-Mart de Mexico SAB de CV, Class V	27,998	62,680
Wm Morrison Supermarkets PLC	34,545	102,865
Woolworths Ltd.	868	17,208
Total		497,226
Food Products 0.1%
Dean Foods Co.	6,780	66,105
Fresh Del Monte Produce, Inc.	650	28,932
John B. Sanfilippo & Son, Inc.	1,800	105,930
Marine Harvest ASA	2,548	49,756
Sanderson Farms, Inc.	1,065	159,292
WH Group Ltd.	190,500	193,049
Total		603,064
Household Products —%
Central Garden & Pet Co., Class A(b)	1,100	40,601
Personal Products —%
Unilever NV-CVA	989	57,492
Usana Health Sciences, Inc.(b)	1,040	68,328
Total		125,820
Tobacco —%
Imperial Brands PLC	3,855	157,210
Swedish Match AB	4,620	174,058
Total		331,268
Total Consumer Staples		1,687,004
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	11,000	132,000
Exterran Corp.(b)	4,700	151,669
McDermott International, Inc.(b)	7,000	46,340
Rowan Companies PLC, Class A(b)	11,700	167,661
Total		497,670
Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., Class H	236,000	173,299
China Shenhua Energy Co., Ltd., Class H	70,500	168,655
CVR Energy, Inc.	1,300	35,685
International Seaways, Inc.(b)	2,400	48,336
Lukoil PJSC	800	42,353
Common Stocks (continued)
Issuer	Shares	Value ($)
MOL Hungarian Oil & Gas PLC	4,734	56,689
OMV AG	399	23,973
Peabody Energy Corp.(b)	1,400	43,246
Polski Koncern Naftowy Orlen SA	3,547	125,414
PTT PCL, Foreign Registered Shares	13,600	172,063
REX American Resources Corp.(b)	1,400	123,452
Ultra Petroleum Corp.(b)	17,000	134,980
W&T Offshore, Inc.(b)	11,000	34,430
Total		1,182,575
Total Energy		1,680,245
Financials 0.4%
Banks 0.2%
ABSA Group Ltd.	4,321	42,829
Agricultural Bank of China Ltd., Class H	367,000	172,854
Banco Latinoamericano de Comercio Exterior SA, Class E	340	9,530
Bank Hapoalim BM	1,501	10,623
Bank of China Ltd., Class H	156,000	77,963
Bank of Nova Scotia (The)	3,239	209,088
Banner Corp.	400	22,928
BNP Paribas SA	172	13,432
Canadian Imperial Bank of Commerce	100	8,802
Cathay General Bancorp	3,900	163,020
CenterState Bank Corp.	1,700	45,288
Central Pacific Financial Corp.	1,710	53,215
China Construction Bank Corp., Class H	33,000	29,493
CTBC Financial Holding Co., Ltd.	90,000	57,624
Customers Bancorp, Inc.(b)	4,250	116,195
Dubai Islamic Bank PJSC	56,069	93,441
Enterprise Financial Services Corp.	2,200	95,920
First BanCorp(b)	7,275	37,466
First Citizens BancShares Inc., Class A	425	172,125
First Merchants Corp.	3,300	141,900
Hana Financial Group, Inc.	4,222	180,697
Hancock Holding Co.	3,400	165,750
Heritage Financial Corp.	700	21,350
International Bancshares Corp.	2,865	116,319
Japan Post Bank Co., Ltd.	6,300	79,788
Malayan Banking Bhd	16,800	36,708

28	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Preferred Bank/Los Angeles	2,200	135,806
S&T Bancorp, Inc.	1,600	65,424
Sandy Spring Bancorp, Inc.	3,100	125,271
Societe Generale SA	3,638	202,563
Standard Bank Group Ltd.	14,515	168,364
Sterling Bancorp	2,000	50,100
Toronto-Dominion Bank (The)	400	22,739
Turkiye Is Bankasi	72,596	136,636
United Community Banks, Inc.	4,700	128,874
Valley National Bancorp	13,200	151,800
Wintrust Financial Corp.	2,150	174,773
Woori Finance Holdings Co., Ltd.	8,153	119,313
Total		3,656,011
Capital Markets —%
Arlington Asset Investment Corp., Class A	7,370	84,534
Houlihan Lokey, Inc.	600	24,978
Piper Jaffray Companies	1,630	119,153
Virtus Investment Partners, Inc.	100	11,640
Total		240,305
Consumer Finance —%
Green Dot Corp., Class A(b)	1,600	90,592
Nelnet, Inc., Class A	2,675	156,595
Total		247,187
Insurance 0.1%
Allianz SE, Registered Shares	1,110	259,139
American Equity Investment Life Holding Co.	4,900	144,599
Assicurazioni Generali SpA	9,401	171,270
AXA SA	6,612	199,712
CNO Financial Group, Inc.	6,700	160,599
CNP Assurances	1,181	27,479
HCI Group, Inc.	1,000	37,460
Health Insurance Innovations, Inc., Class A(b)	6,600	141,900
Legal & General Group PLC	19,488	69,108
Mapfre SA	38,754	126,806
Swiss Re AG	182	17,121
Universal Insurance Holdings, Inc.	5,917	141,120
Total		1,496,313
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	1,800	33,858
ARMOUR Residential REIT, Inc.	4,600	115,230
Invesco Mortgage Capital, Inc.	3,400	58,548
MTGE Investment Corp.	4,700	85,070
Total		292,706
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	4,250	181,135
Federal Agricultural Mortgage Corp.	1,800	133,632
Flagstar Bancorp, Inc.(b)	3,800	142,006
MGIC Investment Corp.(b)	14,900	213,070
Radian Group, Inc.	2,300	48,208
Walker & Dunlop, Inc.(b)	2,900	159,181
Washington Federal, Inc.	4,075	141,810
Total		1,019,042
Total Financials		6,951,564
Health Care 0.3%
Biotechnology 0.1%
Ablynx NV(b)	2,977	61,922
Alder Biopharmaceuticals, Inc.(b)	7,215	81,169
Axovant Sciences Ltd.(b)	1,700	8,908
bluebird bio, Inc.(b)	705	98,065
Blueprint Medicines Corp.(b)	825	54,796
Clovis Oncology, Inc.(b)	750	56,527
Coherus Biosciences, Inc.(b)	1,345	15,131
Dynavax Technologies Corp.(b)	3,095	68,090
Eagle Pharmaceuticals, Inc.(b)	275	14,781
Ignyta, Inc.(b)	3,300	50,820
Immunomedics, Inc.(b)	2,900	31,088
Insmed, Inc.(b)	1,410	38,084
Jounce Therapeutics, Inc.(b)	2,806	39,284
Keryx Biopharmaceuticals, Inc.(b)	8,065	52,261
Loxo Oncology, Inc.(b)	775	66,774
NewLink Genetics Corp.(b)	5,600	52,416
Nightstar Therapeutics PLC, ADR(b)	1,509	33,123
OncoMed Pharmaceuticals, Inc.(b)	8,200	33,046
Ovid Therapeutics, Inc.(b)	6,667	43,202
Puma Biotechnology, Inc.(b)	1,200	152,760

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ra Pharmaceuticals, Inc.(b)	2,033	26,714
Sage Therapeutics, Inc.(b)	895	56,636
Shire PLC	651	32,173
Spark Therapeutics, Inc.(b)	1,530	123,777
TESARO, Inc.(b)	670	77,566
Total		1,369,113
Health Care Equipment & Supplies 0.1%
Analogic Corp.	1,790	143,737
Angiodynamics, Inc.(b)	5,500	93,335
CONMED Corp.	400	20,888
Haemonetics Corp.(b)	2,400	114,144
Halyard Health, Inc.(b)	550	23,183
Integer Holdings Corp.(b)	2,700	131,220
Lantheus Holdings, Inc.(b)	7,231	143,897
Masimo Corp.(b)	1,870	164,111
Total		834,515
Health Care Providers & Services —%
AMN Healthcare Services, Inc.(b)	3,500	153,650
Chemed Corp.	100	22,343
Cross Country Healthcare, Inc.(b)	1,600	21,840
LHC Group, Inc.(b)	1,200	80,172
Molina Healthcare, Inc.(b)	1,980	134,303
Providence Service Corp. (The)(b)	2,300	127,880
Triple-S Management Corp., Class B(b)	5,185	124,492
Total		664,680
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	2,806	160,363
Pra Health Sciences, Inc.(b)	2,110	171,817
Total		332,180
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,615	99,726
Bayer AG, Registered Shares	419	54,503
Corcept Therapeutics, Inc.(b)	7,600	149,644
GlaxoSmithKline PLC	11,021	198,705
Lannett Co., Inc.(b)	1,500	29,850
Novo Nordisk A/S, Class B	2,245	111,683
Pacira Pharmaceuticals, Inc.(b)	1,750	56,088
Phibro Animal Health Corp., Class A	3,200	120,480
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	1,080	249,526
Sanofi	2,202	208,509
Supernus Pharmaceuticals, Inc.(b)	1,575	65,520
Total		1,344,234
Total Health Care		4,544,722
Industrials 0.3%
Aerospace & Defense —%
Curtiss-Wright Corp.	1,750	206,938
Moog, Inc., Class A(b)	600	52,656
Total		259,594
Air Freight & Logistics —%
Forward Air Corp.	1,150	66,056
Airlines —%
Deutsche Lufthansa AG, Registered Shares	6,405	205,779
Hawaiian Holdings, Inc.(b)	3,115	104,353
International Consolidated Airlines Group SA	3,029	25,580
Qantas Airways Ltd.	25,271	119,270
Total		454,982
Building Products —%
Caesarstone Ltd.(b)	4,100	116,030
Continental Building Product(b)	5,565	148,586
Total		264,616
Commercial Services & Supplies 0.1%
ACCO Brands Corp.(b)	10,300	134,415
Brady Corp., Class A	925	35,196
Essendant, Inc.	9,600	92,928
MSA Safety, Inc.	1,900	151,050
SP Plus Corp.(b)	2,800	108,500
Total		522,089
Construction & Engineering 0.1%
Argan, Inc.	2,060	141,625
EMCOR Group, Inc.	2,300	185,173
Kajima Corp.	3,000	31,115
Obayashi Corp.	15,200	199,018
Primoris Services Corp.	4,600	130,042
Shimizu Corp.	11,000	129,474
Taisei Corp.	3,900	216,087
Total		1,032,534

30	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment —%
ABB Ltd.	3,033	79,287
Atkore International Group, Inc.(b)	5,400	104,274
Generac Holdings, Inc.(b)	3,475	181,013
Total		364,574
Industrial Conglomerates —%
CITIC Ltd.	116,000	169,932
Shanghai Industrial Holdings Ltd.	7,000	21,504
Total		191,436
Machinery 0.1%
Alamo Group, Inc.	1,400	147,700
EnPro Industries, Inc.	500	41,870
Global Brass & Copper Holdings, Inc.	4,200	147,000
Harsco Corp.(b)	6,500	138,125
Hillenbrand, Inc.	800	31,640
Kadant, Inc.	1,300	147,680
Mueller Industries, Inc.	1,625	56,469
Volvo AB B Shares	788	15,615
Wabash National Corp.	6,630	149,175
Total		875,274
Professional Services —%
RPX Corp.(b)	10,360	134,887
TrueBlue, Inc.(b)	4,800	130,080
Total		264,967
Road & Rail —%
ArcBest Corp.	4,545	148,167
Saia, Inc.(b)	1,300	84,240
Total		232,407
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	2,520	160,398
DXP Enterprises, Inc.(b)	800	25,656
ITOCHU Corp.	6,500	113,858
Mitsubishi Corp.	2,300	53,861
Rush Enterprises, Inc., Class A(b)	600	30,468
Total		384,241
Total Industrials		4,912,770
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.3%
Communications Equipment —%
ADTRAN, Inc.	1,500	31,650
Comtech Telecommunications Corp.	2,900	62,379
Netscout Systems, Inc.(b)	3,200	90,880
Total		184,909
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	1,800	123,660
Benchmark Electronics, Inc.(b)	4,550	140,823
ePlus, Inc.(b)	200	19,120
Hitachi Ltd.	29,000	230,937
Hon Hai Precision Industry Co., Ltd.	59,000	219,300
KEMET Corp.(b)	1,200	30,828
Methode Electronics, Inc.	3,300	154,770
Rogers Corp.(b)	500	76,040
Sanmina Corp.(b)	4,090	133,845
Scansource, Inc.(b)	3,400	146,030
Tech Data Corp.(b)	1,600	148,432
Vishay Intertechnology, Inc.	8,300	184,675
Total		1,608,460
Internet Software & Services —%
j2 Global, Inc.	2,005	148,651
Mixi, Inc.	3,400	165,756
New Relic, Inc.(b)	900	46,197
Stamps.com, Inc.(b)	200	44,880
Web.com Group, Inc.(b)	900	21,690
Total		427,174
IT Services 0.1%
Convergys Corp.	3,900	100,347
EVERTEC, Inc.	8,235	123,525
MAXIMUS, Inc.	2,600	172,718
Perficient, Inc.(b)	2,400	46,680
Science Applications International Corp.	2,010	147,413
TeleTech Holdings, Inc.	2,800	116,620
Travelport Worldwide Ltd.	9,400	147,486
Total		854,789

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	12,170	140,807
Cirrus Logic, Inc.(b)	300	16,800
Diodes, Inc.(b)	4,740	162,772
Entegris, Inc.	6,385	209,109
Formfactor, Inc.(b)	1,100	20,020
Phison Electronics Corp.	6,000	71,431
Rudolph Technologies, Inc.(b)	3,600	99,900
Semtech Corp.(b)	600	24,630
Xcerra Corp.(b)	11,605	114,309
Total		859,778
Software —%
Aspen Technology, Inc.(b)	2,970	191,624
Check Point Software Technologies Ltd.(b)	544	64,034
CommVault Systems, Inc.(b)	2,575	134,029
Imperva, Inc.(b)	3,300	140,910
Paylocity Holding Corp.(b)	600	32,046
Progress Software Corp.	3,975	168,262
VASCO Data Security International, Inc.(b)	3,000	40,800
Verint Systems, Inc.(b)	800	33,760
Total		805,465
Technology Hardware, Storage & Peripherals —%
Compal Electronics, Inc.	47,000	34,605
Pegatron Corp.	63,000	163,249
Samsung Electronics Co., Ltd.	123	303,208
Total		501,062
Total Information Technology		5,241,637
Materials 0.1%
Chemicals 0.1%
Covestro AG	1,175	112,952
Ferro Corp.(b)	700	16,674
Innospec, Inc.	1,935	119,680
KMG Chemicals, Inc.	1,200	66,156
Koppers Holdings, Inc.(b)	700	33,985
Kronos Worldwide, Inc.	1,400	36,834
Mitsubishi Chemical Holdings Corp.	10,900	113,854
Quaker Chemical Corp.	300	46,596
Rayonier Advanced Materials, Inc.	7,150	102,746
Common Stocks (continued)
Issuer	Shares	Value ($)
Sinopec Shanghai Petrochemical Co., Ltd.	184,000	109,751
Trinseo SA	2,225	157,975
Total		917,203
Containers & Packaging —%
Greif, Inc., Class A	2,525	140,213
Metals & Mining —%
Fortescue Metals Group Ltd.	29,014	103,162
Materion Corp.	3,425	175,874
Rio Tinto PLC	2,744	129,323
Schnitzer Steel Industries, Inc., Class A	850	25,032
Teck Resources Ltd., Class B	4,200	85,817
Warrior Met Coal, Inc.	5,100	132,702
Total		651,910
Paper & Forest Products —%
Louisiana-Pacific Corp.(b)	4,100	111,438
UPM-Kymmene OYJ	6,423	193,031
Total		304,469
Total Materials		2,013,795
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	3,000	29,160
CorEnergy Infrastructure Trust, Inc.	3,641	131,367
DiamondRock Hospitality Co.	12,700	137,922
Getty Realty Corp.	700	19,887
Growthpoint Properties Ltd.	10,207	17,694
Lexington Realty Trust	13,100	132,572
National Health Investors, Inc.	1,100	83,809
NorthStar Realty Europe Corp.	1,300	17,511
Pebblebrook Hotel Trust	1,200	42,792
Potlatch Corp.	900	46,620
PS Business Parks, Inc.	1,228	162,501
Ryman Hospitality Properties, Inc.	2,560	169,293
Sabra Health Care REIT, Inc.	5,800	115,536
Select Income REIT	2,400	57,984
Stockland	3,221	11,164
Summit Hotel Properties, Inc.	7,700	121,737
Sunstone Hotel Investors, Inc.	9,700	158,304

32	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tier REIT, Inc.	3,300	64,581
Xenia Hotels & Resorts, Inc.	6,850	149,056
Total		1,669,490
Real Estate Management & Development —%
Aldar Properties PJSC	58,673	38,063
CK Asset Holdings Ltd.	13,500	111,103
Shimao Property Holdings Ltd.	42,500	89,088
Sun Hung Kai Properties Ltd.	1,000	16,359
Wheelock & Co., Ltd.	2,402	16,733
Total		271,346
Total Real Estate		1,940,836
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	500	27,145
Consolidated Communications Holdings, Inc.	3,000	57,510
Nippon Telegraph & Telephone Corp.	3,900	188,555
Telefonica SA	1,826	19,156
Telenor ASA	6,787	144,166
Telstra Corp., Ltd.	16,035	43,519
Total		480,051
Wireless Telecommunication Services —%
America Movil SAB de CV	58,830	50,723
Boingo Wireless, Inc.(b)	4,300	100,534
Total		151,257
Total Telecommunication Services		631,308
Utilities 0.1%
Electric Utilities 0.1%
Allete, Inc.	900	70,515
CEZ AS	2,186	47,929
El Paso Electric Co.	200	11,500
Enel SpA	31,510	195,451
IDACORP, Inc.	200	18,406
Inter RAO UES PJSC(b)	910,000	55,692
PNM Resources, Inc.	400	17,360
Portland General Electric Co.	3,510	167,568
Scottish & Southern Energy PLC	617	11,325
Transmissora Alianca de Energia Eletrica SA	3,443	21,629
Total		617,375
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities —%
Chesapeake Utilities Corp.	1,550	124,852
New Jersey Resources Corp.	2,200	97,790
Southwest Gas Corp.	1,225	100,928
Total		323,570
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	1,975	128,237
Water Utilities —%
SJW Corp.	1,625	96,379
Total Utilities		1,165,561
Total Common Stocks (Cost $30,310,411)		34,796,274

Equity Funds 43.3%
	Shares	Value ($)
International 12.3%
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	3,351,345	45,343,705
Columbia European Equity Fund, Class Y Shares(a)	7,008,357	50,950,755
Columbia Overseas Value Fund, Class Y Shares(a)	5,367,100	55,495,812
Columbia Pacific/Asia Fund, Class Y Shares(a),(b)	3,661,476	43,095,572
Total		194,885,844
U.S. Large Cap 29.7%
Columbia Contrarian Core Fund, Class Y Shares(a)	2,964,216	79,114,909
Columbia Disciplined Core Fund, Class Y Shares(a)	5,433,574	65,528,899
Columbia Disciplined Growth Fund, Class Y Shares(a)	6,579,864	67,706,803
Columbia Disciplined Value Fund, Class Y Shares(a)	9,004,812	98,242,503
Columbia Large Cap Growth Fund, Class Y Shares(a)	552,207	23,849,822
Columbia Select Large Cap Equity Fund, Class Y Shares(a)	4,367,091	63,410,163
Columbia Select Large Cap Growth Fund, Class Y Shares(a),(b)	2,245,639	38,827,089
Columbia Select Large-Cap Value Fund, Class Y Shares(a)	1,247,252	33,862,891
Total		470,543,079

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.3%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	2,071,970	21,341,292
Total Equity Funds (Cost $536,707,768)		686,770,215

Fixed-Income Funds 41.2%

Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	2,197,681	26,460,079
High Yield 6.9%
Columbia High Yield Bond Fund, Class Y Shares(a)	2,643,940	7,878,943
Columbia Income Opportunities Fund, Class Y Shares(a)	10,201,335	102,523,416
Total		110,402,359
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Class Y Shares(a)	1,658,809	15,592,803
Investment Grade 31.6%
Columbia Corporate Income Fund, Class Y Shares(a)	12,602,272	129,551,358
Columbia Limited Duration Credit Fund, Class Y Shares(a)	3,547,761	35,016,397
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	2,585,676	25,805,049
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Total Return Bond Fund, Class Y Shares(a)	21,702,972	196,845,957
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	12,528,609	67,779,773
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	4,172,500	46,398,199
Total		501,396,733
Total Fixed-Income Funds (Cost $656,323,534)		653,851,974

Money Market Funds 6.4%

Columbia Short-Term Cash Fund, 1.177%(a),(c)	101,785,132	101,785,132
Total Money Market Funds (Cost $101,784,431)		101,785,132
Total Investments (Cost: $1,429,283,898)		1,579,486,565
Other Assets & Liabilities, Net		5,748,145
Net Assets		1,585,234,710

At October 31, 2017, securities and/or cash totaling $5,646,141 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
890,000 CNY	134,787 USD	Citi	12/07/2017	946	—
74,000 CNY	11,093 USD	Citi	12/07/2017	—	(35)
979,000 CZK	44,802 USD	Citi	12/07/2017	274	—
11,819,000 HUF	44,318 USD	Citi	12/07/2017	36	—
5,641,000 JPY	50,366 USD	Citi	12/07/2017	674	—
215,848,000 KRW	190,621 USD	Citi	12/07/2017	—	(2,458)
1,063,000 NOK	134,746 USD	Citi	12/07/2017	4,490	—
284,000 PLN	78,632 USD	Citi	12/07/2017	606	—
536,000 SEK	66,158 USD	Citi	12/07/2017	1,999	—
3,714,000 THB	112,130 USD	Citi	12/07/2017	320	—
209,000 TRY	56,417 USD	Citi	12/07/2017	1,891	—
6,935,000 TWD	229,975 USD	Citi	12/07/2017	—	(652)
213,599 USD	273,000 AUD	Citi	12/07/2017	—	(4,735)
44,224 USD	146,000 BRL	Citi	12/07/2017	200	—
134,906 USD	430,000 BRL	Citi	12/07/2017	—	(4,070)
34	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
173,736 USD	218,000 CAD	Citi	12/07/2017	—	(4,704)
224,237 USD	218,000 CHF	Citi	12/07/2017	—	(5,192)
260,749 USD	196,000 GBP	Citi	12/07/2017	—	(155)
56,115 USD	762,810,000 IDR	Citi	12/07/2017	—	(62)
224,595 USD	14,703,000 INR	Citi	12/07/2017	1,779	—
45,131 USD	61,000 SGD	Citi	12/07/2017	—	(367)
Total				13,215	(22,430)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	229	12/2017	USD	22,984,730	622,867	—
Russell 2000 E-mini	3	12/2017	USD	225,405	15,000	—
S&P 500 E-mini	588	12/2017	USD	75,637,380	2,881,616	—
S&P 500 E-mini	25	12/2017	USD	3,215,875	—	(969)
TOPIX Index	109	12/2017	JPY	1,921,670,000	1,867,813	—
U.S. Long Bond	196	12/2017	USD	30,309,434	—	(517,748)
U.S. Treasury 5-Year Note	210	12/2017	USD	24,609,375	—	(244,852)
Total					5,387,296	(763,569)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(80)	12/2017	GBP	(5,974,000)	—	(146,629)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	20,500,000	(343,016)	—	—	—	(343,016)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	USD	9,250,000	(35,086)	—	—	—	(35,086)
Total							(378,102)	—	—	—	(378,102)
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	828,427	2,077	(830,504)*	—	—	28,473	(735,665)	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	861,947*	(6,653)	855,294	—	6,761	(27,121)	—	8,664,132
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	389,274	—	—
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	(183,175)	—	4,379,401
Columbia Commodity Strategy Fund, Class I Shares	3,978,653	1,620,200	(5,598,853)*	—	—	—	365,224	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	5,740,740*	(118,327)	5,622,413	—	(32,916)	(538,826)	—	31,541,736
Columbia Contrarian Core Fund, Class I Shares	3,326,676	—	(3,326,676)*	—	—	1,411,008	(9,266,080)	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	3,126,753*	(162,537)	2,964,216	—	1,704,664	16,790,012	—	79,114,909
Columbia Corporate Income Fund, Class I Shares	12,719,884	138,114	(12,857,998)*	—	—	37,948	1,117,662	528,132	—
Columbia Corporate Income Fund, Class Y Shares	—	12,994,799*	(392,527)	12,602,272	—	138,521	1,993,998	2,235,245	129,551,358
Columbia Disciplined Core Fund, Class I Shares	6,078,758	6,235	(6,084,993)*	—	—	1,544,791	(24,881,034)	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	5,822,228*	(388,654)	5,433,574	—	2,229,309	30,768,388	—	65,528,899
Columbia Disciplined Growth Fund, Class I Shares	7,476,584	—	(7,476,584)*	—	—	(70,157)	788,781	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	7,166,102*	(586,238)	6,579,864	—	1,200,542	10,382,643	—	67,706,803
Columbia Disciplined Small Core Fund, Class I Shares	2,144,006	21,449	(2,165,455)*	—	—	(128,670)	7,846,671	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	2,149,661*	(77,691)	2,071,970	—	(531,606)	(6,017,336)	—	21,341,292
36	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Disciplined Value Fund, Class I Shares	9,648,447	10,689	(9,659,136)*	—	—	493,658	(6,580,610)	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	9,410,172*	(405,360)	9,004,812	—	802,436	15,905,871	—	98,242,503
Columbia Diversified Absolute Return Fund, Class I Shares	2,169,972	13,111	(2,183,083)*	—	—	(13,934)	1,118,282	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	2,195,312*	(26,622)	2,168,690	—	(10,396)	(834,824)	—	20,776,052
Columbia Emerging Markets Bond Fund, Class I Shares	2,406,864	24,107	(2,430,971)*	—	—	65,128	(432,816)	170,957	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	2,431,849*	(234,168)	2,197,681	—	266,467	1,739,269	809,302	26,460,079
Columbia Emerging Markets Fund, Class I Shares	4,286,289	—	(4,286,289)*	—	—	—	(2,950,183)	—	—
Columbia Emerging Markets Fund, Class Y Shares	—	4,274,023*	(922,678)	3,351,345	—	2,066,615	13,850,884	—	45,343,705
Columbia European Equity Fund, Class I Shares	8,065,814	—	(8,065,814)*	—	—	—	(214,088)	—	—
Columbia European Equity Fund, Class Y Shares	—	8,306,661*	(1,298,304)	7,008,357	—	1,824,238	8,667,743	—	50,950,755
Columbia High Yield Bond Fund, Class I Shares	2,607,520	19,234	(2,626,754)*	—	—	(575)	54,065	56,056	—
Columbia High Yield Bond Fund, Class Y Shares	—	2,683,937*	(39,997)	2,643,940	—	179	79,486	233,053	7,878,943
Columbia Income Opportunities Fund, Class I Shares	10,084,407	76,268	(10,160,675)*	—	—	78,483	(42,652)	720,722	—
Columbia Income Opportunities Fund, Class Y Shares	—	10,360,163*	(158,828)	10,201,335	—	81,509	1,740,235	2,945,524	102,523,416
Columbia Inflation Protected Securities Fund, Class I Shares	1,614,603	13,698	(1,628,301)*	—	—	(6,336)	742,101	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	1,678,980*	(20,171)	1,658,809	—	(13,634)	(866,131)	409,312	15,592,803
Columbia Large Cap Growth Fund, Class I Shares	597,790	761	(598,551)*	—	—	423,636	(5,612,813)	—	—
Columbia Large Cap Growth Fund, Class Y Shares	—	579,153*	(26,946)	552,207	—	584,291	8,885,871	—	23,849,822
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	37

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Limited Duration Credit Fund, Class I Shares	3,496,211	31,385	(3,527,596)*	—	—	(3,049)	506,650	87,222	—
Columbia Limited Duration Credit Fund, Class Y Shares	—	3,582,236*	(34,475)	3,547,761	—	(2,641)	(342,683)	386,742	35,016,397
Columbia Mortgage Opportunities Fund, Class I Shares	2,631,105	32,560	(2,663,665)*	—	—	(15,447)	408,993	159,063	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	2,664,632*	(78,956)	2,585,676	—	(3,403)	(62,271)	580,017	25,805,049
Columbia Multi-Asset Income Fund, Class I Shares	3,622,034	31,295	(3,653,329)*	—	—	—	976,466	303,704	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	3,771,364*	—	3,771,364	—	—	(290,838)	1,088,346	36,921,649
Columbia Overseas Value Fund, Class I Shares	6,296,658	2,292	(6,298,950)*	—	—	(38,149)	2,069,995	—	—
Columbia Overseas Value Fund, Class Y Shares	—	6,162,515*	(795,415)	5,367,100	—	534,088	8,560,102	—	55,495,812
Columbia Pacific/Asia Fund, Class I Shares	4,369,094	36,266	(4,405,360)*	—	—	300,171	(5,907,817)	—	—
Columbia Pacific/Asia Fund, Class Y Shares	—	4,372,408*	(710,932)	3,661,476	701,928	2,227,975	13,179,613	—	43,095,572
Columbia Select Large Cap Equity Fund, Class I Shares	4,848,903	—	(4,848,903)*	—	—	91,567	(1,758,568)	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	4,745,346*	(378,255)	4,367,091	524,484	514,634	11,079,436	77,440	63,410,163
Columbia Select Large Cap Growth Fund, Class I Shares	2,560,754	3,673	(2,564,427)*	—	—	516,242	(1,680,015)	—	—
Columbia Select Large Cap Growth Fund, Class Y Shares	—	2,530,806*	(285,167)	2,245,639	2,458,096	1,409,705	4,650,296	—	38,827,089
Columbia Select Large-Cap Value Fund, Class I Shares	1,372,678	—	(1,372,678)*	—	—	543,853	(10,772,086)	—	—
Columbia Select Large-Cap Value Fund, Class Y Shares	—	1,303,557*	(56,305)	1,247,252	—	738,735	13,358,925	—	33,862,891
Columbia Short-Term Cash Fund, 1.177%	93,238,902	60,181,439	(51,635,209)	101,785,132	—	(808)	838	699,450	101,785,132
Columbia Total Return Bond Fund, Class I Shares	21,679,684	371,659	(22,051,343)*	—	—	(17,202)	7,377,080	745,774	—
Columbia Total Return Bond Fund, Class Y Shares	—	22,294,504*	(591,532)	21,702,972	—	(24,926)	(5,302,523)	3,423,546	196,845,957
38	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia U.S. Government Mortgage Fund, Class I Shares	12,503,810	232,003	(12,735,813)*	—	—	(56,605)	1,892,807	246,705	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	12,836,711*	(308,102)	12,528,609	—	(34,733)	(1,276,716)	1,190,947	67,779,773
Columbia U.S. Treasury Index Fund, Class I Shares	4,273,125	4,818	(4,277,943)*	—	—	—	482,808	99,384	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	4,338,090*	(165,590)	4,172,500	—	(6,342)	(174,226)	431,565	46,398,199
Total	239,385,753	211,716,078	(208,744,384)	242,357,447	3,684,508	20,854,098	101,019,372	17,628,208	1,544,690,291

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	39

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	102,282,970	—	—	—	102,282,970
Common Stocks
Consumer Discretionary	2,969,784	1,057,048	—	—	4,026,832
Consumer Staples	688,963	998,041	—	—	1,687,004
Energy	917,799	762,446	—	—	1,680,245
Financials	4,658,601	2,292,963	—	—	6,951,564
40	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Health Care	3,689,623	855,099	—	—	4,544,722
Industrials	3,532,390	1,380,380	—	—	4,912,770
Information Technology	4,053,151	1,188,486	—	—	5,241,637
Materials	1,251,722	762,073	—	—	2,013,795
Real Estate	1,640,632	300,204	—	—	1,940,836
Telecommunication Services	235,912	395,396	—	—	631,308
Utilities	855,164	310,397	—	—	1,165,561
Total Common Stocks	24,493,741	10,302,533	—	—	34,796,274
Equity Funds	686,770,215	—	—	—	686,770,215
Fixed-Income Funds	653,851,974	—	—	—	653,851,974
Money Market Funds	—	—	—	101,785,132	101,785,132
Total Investments	1,467,398,900	10,302,533	—	101,785,132	1,579,486,565
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	13,215	—	—	13,215
Futures Contracts	5,387,296	—	—	—	5,387,296
Liability
Forward Foreign Currency Exchange Contracts	—	(22,430)	—	—	(22,430)
Futures Contracts	(910,198)	—	—	—	(910,198)
Swap Contracts	—	(378,102)	—	—	(378,102)
Total	1,471,875,998	9,915,216	—	101,785,132	1,583,576,346
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2017	41

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.4%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	1,079,117	10,931,458
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,379,401
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	9,246,362	51,872,090
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	2,572,433	24,643,903
Columbia Multi-Asset Income Fund, Class Y Shares(a)	5,112,986	50,056,129
Total Alternative Strategies Funds (Cost $144,455,160)		141,882,981

Common Stocks 1.5%
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Auto Components —%
Dorman Products, Inc.(b)	1,900	131,309
Magna International, Inc.	2,578	140,640
Total		271,949
Automobiles —%
Fiat Chrysler Automobiles NV(b)	812	14,037
Peugeot SA	5,933	140,744
Subaru Corp.	3,400	117,467
Suzuki Motor Corp.	2,600	142,410
Total		414,658
Diversified Consumer Services —%
Adtalem Global Education, Inc.	2,200	81,290
Capella Education Co.	1,321	107,595
Sotheby’s (b)	2,500	129,550
Weight Watchers International, Inc.(b)	3,400	152,728
Total		471,163
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	4,800	85,344
Brinker International, Inc.	1,400	43,008
Compass Group PLC	2,025	44,458
Cracker Barrel Old Country Store, Inc.	885	138,175
Dave & Buster’s Entertainment, Inc.(b)	3,300	159,060
Ruth’s Hospitality Group, Inc.	7,005	147,805
Total		617,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.1%
Electrolux AB, Class B	2,249	79,519
La-Z-Boy, Inc.	5,125	138,119
MDC Holdings, Inc.	2,900	107,416
Persimmon PLC	2,239	83,324
Sleep Number Corp.(b)	4,600	149,500
Taylor Morrison Home Corp., Class A(b)	4,900	118,335
Taylor Wimpey PLC	43,522	115,318
Zagg, Inc.(b)	8,600	134,590
Total		926,121
Internet & Direct Marketing Retail —%
Nutrisystem, Inc.	1,400	69,930
PetMed Express, Inc.	4,000	141,440
Total		211,370
Media —%
Gannett Co., Inc.	14,700	127,890
New York Times Co. (The), Class A	2,820	53,862
Time, Inc.	11,300	131,080
Total		312,832
Specialty Retail —%
Aaron’s, Inc.	4,050	149,040
Buckle, Inc. (The)	1,500	24,675
Francesca’s Holdings Corp.(b)	1,500	9,705
Restoration Hardware Holdings, Inc.(b)	2,000	179,840
Tilly’s, Inc.	2,900	34,539
Total		397,799
Textiles, Apparel & Luxury Goods —%
Deckers Outdoor Corp.(b)	2,400	163,776
Movado Group, Inc.	5,625	155,813
Total		319,589
Total Consumer Discretionary		3,943,331
Consumer Staples 0.1%
Beverages —%
Boston Beer Co., Inc. (The), Class A(b)	550	97,928
Food & Staples Retailing —%
Distribuidora Internacional de Alimentacion SA	22,375	109,467
George Weston Ltd.	100	8,396
Ingles Markets, Inc., Class A	800	18,640

42	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jeronimo Martins SGPS SA	3,429	62,310
SUPERVALU, Inc.(b)	2,954	48,121
Wal-Mart de Mexico SAB de CV, Class V	19,517	43,693
Wm Morrison Supermarkets PLC	24,081	71,706
Woolworths Ltd.	605	11,994
Total		374,327
Food Products 0.1%
China Milk Products Group Ltd.(b),(c),(d),(e)	322,000	0
Dean Foods Co.	7,580	73,905
Fresh Del Monte Produce, Inc.	725	32,270
John B. Sanfilippo & Son, Inc.	2,000	117,700
Marine Harvest ASA	1,776	34,681
Sanderson Farms, Inc.	1,135	169,762
WH Group Ltd.	133,000	134,780
Total		563,098
Household Products —%
Central Garden & Pet Co., Class A(b)	1,200	44,292
Personal Products —%
Unilever NV-CVA	689	40,053
Usana Health Sciences, Inc.(b)	1,145	75,226
Total		115,279
Tobacco —%
Imperial Brands PLC	2,687	109,578
Swedish Match AB	3,220	121,313
Total		230,891
Total Consumer Staples		1,425,815
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	12,200	146,400
Exterran Corp.(b)	5,200	167,804
McDermott International, Inc.(b)	7,700	50,974
Rowan Companies PLC, Class A(b)	13,000	186,290
Total		551,468
Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., Class H	164,000	120,428
China Shenhua Energy Co., Ltd., Class H	49,000	117,221
CVR Energy, Inc.	1,500	41,175
International Seaways, Inc.(b)	2,700	54,378
Common Stocks (continued)
Issuer	Shares	Value ($)
Lukoil PJSC	558	29,541
MOL Hungarian Oil & Gas PLC	3,300	39,517
OMV AG	278	16,703
Peabody Energy Corp.(b)	1,600	49,424
Polski Koncern Naftowy Orlen SA	2,473	87,440
PTT PCL, Foreign Registered Shares	9,500	120,192
REX American Resources Corp.(b)	1,607	141,705
Ultra Petroleum Corp.(b)	18,800	149,272
W&T Offshore, Inc.(b)	12,200	38,186
Total		1,005,182
Total Energy		1,556,650
Financials 0.3%
Banks 0.2%
ABSA Group Ltd.	3,013	29,864
Agricultural Bank of China Ltd., Class H	256,000	120,574
Banco Latinoamericano de Comercio Exterior SA, Class E	300	8,409
Bank Hapoalim BM	1,046	7,403
Bank of China Ltd., Class H	109,000	54,474
Bank of Nova Scotia (The)	2,249	145,180
Banner Corp.	500	28,660
BNP Paribas SA	120	9,371
Canadian Imperial Bank of Commerce	100	8,802
Cathay General Bancorp	4,300	179,740
CenterState Bank Corp.	1,900	50,616
Central Pacific Financial Corp.	1,940	60,373
China Construction Bank Corp., Class H	23,000	20,555
CTBC Financial Holding Co., Ltd.	63,000	40,337
Customers Bancorp, Inc.(b)	4,740	129,592
Dubai Islamic Bank PJSC	39,085	65,136
Enterprise Financial Services Corp.	2,500	109,000
First BanCorp(b)	8,250	42,487
First Citizens BancShares Inc., Class A	450	182,250
First Merchants Corp.	3,700	159,100
Hana Financial Group, Inc.	2,943	125,957
Hancock Holding Co.	3,800	185,250
Heritage Financial Corp.	800	24,400
International Bancshares Corp.	3,190	129,514
Japan Post Bank Co., Ltd.	4,400	55,725

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	43

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Malayan Banking Bhd	11,700	25,565
Preferred Bank/Los Angeles	2,500	154,325
S&T Bancorp, Inc.	1,800	73,602
Sandy Spring Bancorp, Inc.	3,400	137,394
Societe Generale SA	2,537	141,260
Standard Bank Group Ltd.	10,115	117,327
Sterling Bancorp	2,200	55,110
Toronto-Dominion Bank (The)	300	17,054
Turkiye Is Bankasi	50,613	95,261
United Community Banks, Inc.	5,200	142,584
Valley National Bancorp	14,600	167,900
Wintrust Financial Corp.	2,385	193,877
Woori Finance Holdings Co., Ltd.	5,684	83,181
Total		3,377,209
Capital Markets —%
Arlington Asset Investment Corp., Class A	8,190	93,939
Houlihan Lokey, Inc.	700	29,141
Piper Jaffray Companies	1,775	129,753
Virtus Investment Partners, Inc.	100	11,640
Total		264,473
Consumer Finance —%
Green Dot Corp., Class A(b)	1,800	101,916
Nelnet, Inc., Class A	3,050	178,547
Total		280,463
Insurance 0.1%
Allianz SE, Registered Shares	774	180,697
American Equity Investment Life Holding Co.	5,400	159,354
Assicurazioni Generali SpA	6,547	119,275
AXA SA	4,606	139,122
CNO Financial Group, Inc.	7,500	179,775
CNP Assurances	823	19,149
HCI Group, Inc.	1,100	41,206
Health Insurance Innovations, Inc., Class A(b)	7,300	156,950
Legal & General Group PLC	13,585	48,175
Mapfre SA	26,989	88,310
Swiss Re AG	127	11,947
Universal Insurance Holdings, Inc.	6,548	156,170
Total		1,300,130
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	2,000	37,620
ARMOUR Residential REIT, Inc.	5,100	127,755
Invesco Mortgage Capital, Inc.	3,700	63,714
MTGE Investment Corp.	5,300	95,930
Total		325,019
Thrifts & Mortgage Finance —%
Essent Group Ltd.(b)	4,700	200,314
Federal Agricultural Mortgage Corp.	2,000	148,480
Flagstar Bancorp, Inc.(b)	4,250	158,822
MGIC Investment Corp.(b)	16,490	235,807
Radian Group, Inc.	2,500	52,400
Walker & Dunlop, Inc.(b)	3,140	172,355
Washington Federal, Inc.	4,450	154,860
Total		1,123,038
Total Financials		6,670,332
Health Care 0.2%
Biotechnology 0.1%
Ablynx NV(b)	3,328	69,222
Alder Biopharmaceuticals, Inc.(b)	8,007	90,079
Axovant Sciences Ltd.(b)	1,900	9,956
bluebird bio, Inc.(b)	785	109,193
Blueprint Medicines Corp.(b)	950	63,099
Clovis Oncology, Inc.(b)	850	64,065
Coherus Biosciences, Inc.(b)	1,495	16,819
Dynavax Technologies Corp.(b)	3,495	76,890
Eagle Pharmaceuticals, Inc.(b)	300	16,125
Ignyta, Inc.(b)	3,700	56,980
Immunomedics, Inc.(b)	3,300	35,376
Insmed, Inc.(b)	1,629	43,999
Jounce Therapeutics, Inc.(b)	3,195	44,730
Keryx Biopharmaceuticals, Inc.(b)	8,975	58,158
Loxo Oncology, Inc.(b)	875	75,390
NewLink Genetics Corp.(b)	6,200	58,032
Nightstar Therapeutics PLC, ADR(b)	1,663	36,503
OncoMed Pharmaceuticals, Inc.(b)	9,100	36,673
Ovid Therapeutics, Inc.(b)	7,327	47,479
Puma Biotechnology, Inc.(b)	1,320	168,036

44	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ra Pharmaceuticals, Inc.(b)	2,258	29,670
Sage Therapeutics, Inc.(b)	985	62,331
Shire PLC	454	22,437
Spark Therapeutics, Inc.(b)	1,681	135,993
TESARO, Inc.(b)	735	85,091
Total		1,512,326
Health Care Equipment & Supplies —%
Analogic Corp.	1,970	158,191
Angiodynamics, Inc.(b)	6,100	103,517
CONMED Corp.	400	20,888
Haemonetics Corp.(b)	2,600	123,656
Halyard Health, Inc.(b)	650	27,397
Integer Holdings Corp.(b)	3,000	145,800
Lantheus Holdings, Inc.(b)	8,112	161,429
Masimo Corp.(b)	2,075	182,102
Total		922,980
Health Care Providers & Services —%
AMN Healthcare Services, Inc.(b)	3,900	171,210
Chemed Corp.	150	33,514
Cross Country Healthcare, Inc.(b)	1,800	24,570
LHC Group, Inc.(b)	1,300	86,853
Molina Healthcare, Inc.(b)	2,181	147,937
Providence Service Corp. (The)(b)	2,600	144,560
Triple-S Management Corp., Class B(b)	5,770	138,538
Total		747,182
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	3,081	176,079
Pra Health Sciences, Inc.(b)	2,341	190,628
Total		366,707
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,765	108,989
Bayer AG, Registered Shares	292	37,983
Corcept Therapeutics, Inc.(b)	8,400	165,396
GlaxoSmithKline PLC	7,675	138,377
Lannett Co., Inc.(b)	1,700	33,830
Novo Nordisk A/S, Class B	1,565	77,855
Pacira Pharmaceuticals, Inc.(b)	1,950	62,498
Phibro Animal Health Corp., Class A	3,600	135,540
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	753	173,975
Sanofi	1,535	145,350
Supernus Pharmaceuticals, Inc.(b)	1,720	71,552
Total		1,151,345
Total Health Care		4,700,540
Industrials 0.2%
Aerospace & Defense —%
Curtiss-Wright Corp.	1,880	222,310
Moog, Inc., Class A(b)	700	61,432
Total		283,742
Air Freight & Logistics —%
Forward Air Corp.	1,275	73,236
Airlines —%
Deutsche Lufthansa AG, Registered Shares	4,462	143,355
Hawaiian Holdings, Inc.(b)	3,400	113,900
International Consolidated Airlines Group SA	2,110	17,819
Qantas Airways Ltd.	17,611	83,117
Total		358,191
Building Products —%
Caesarstone Ltd.(b)	4,600	130,180
Continental Building Product(b)	6,215	165,941
Total		296,121
Commercial Services & Supplies —%
ACCO Brands Corp.(b)	11,400	148,770
Brady Corp., Class A	1,025	39,001
Essendant, Inc.	10,700	103,576
MSA Safety, Inc.	2,100	166,950
SP Plus Corp.(b)	3,100	120,125
Total		578,422
Construction & Engineering 0.1%
Argan, Inc.	2,300	158,125
EMCOR Group, Inc.	2,600	209,326
Kajima Corp.	2,000	20,743
Obayashi Corp.	10,600	138,789
Primoris Services Corp.	5,100	144,177
Shimizu Corp.	7,600	89,455
Taisei Corp.	2,700	149,599
Total		910,214

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	45

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment —%
ABB Ltd.	2,114	55,263
Atkore International Group, Inc.(b)	6,000	115,860
Generac Holdings, Inc.(b)	3,850	200,546
Total		371,669
Industrial Conglomerates —%
CITIC Ltd.	81,000	118,660
Shanghai Industrial Holdings Ltd.	5,000	15,360
Total		134,020
Machinery 0.1%
Alamo Group, Inc.	1,500	158,250
EnPro Industries, Inc.	500	41,870
Global Brass & Copper Holdings, Inc.	4,600	161,000
Harsco Corp.(b)	7,200	153,000
Hillenbrand, Inc.	900	35,595
Kadant, Inc.	1,500	170,400
Mueller Industries, Inc.	1,825	63,419
Volvo AB B Shares	549	10,879
Wabash National Corp.	7,330	164,925
Total		959,338
Professional Services —%
RPX Corp.(b)	11,470	149,339
TrueBlue, Inc.(b)	5,300	143,630
Total		292,969
Road & Rail —%
ArcBest Corp.	4,990	162,674
Saia, Inc.(b)	1,400	90,720
Total		253,394
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	2,780	176,947
DXP Enterprises, Inc.(b)	900	28,863
ITOCHU Corp.	4,500	78,825
Mitsubishi Corp.	1,600	37,469
Rush Enterprises, Inc., Class A(b)	700	35,546
Total		357,650
Total Industrials		4,868,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.2%
Communications Equipment —%
ADTRAN, Inc.	1,600	33,760
Comtech Telecommunications Corp.	3,200	68,832
Netscout Systems, Inc.(b)	3,600	102,240
Total		204,832
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	2,000	137,400
Benchmark Electronics, Inc.(b)	5,100	157,845
ePlus, Inc.(b)	200	19,120
Hitachi Ltd.	20,000	159,267
Hon Hai Precision Industry Co., Ltd.	41,200	153,138
KEMET Corp.(b)	1,300	33,397
Methode Electronics, Inc.	3,700	173,530
Rogers Corp.(b)	530	80,602
Sanmina Corp.(b)	4,510	147,590
Scansource, Inc.(b)	3,725	159,989
Tech Data Corp.(b)	1,800	166,986
Vishay Intertechnology, Inc.	9,200	204,700
Total		1,593,564
Internet Software & Services —%
j2 Global, Inc.	2,200	163,108
Mixi, Inc.	2,400	117,004
New Relic, Inc.(b)	1,000	51,330
Stamps.com, Inc.(b)	250	56,100
Web.com Group, Inc.(b)	1,000	24,100
Total		411,642
IT Services 0.1%
Convergys Corp.	4,350	111,926
EVERTEC, Inc.	9,123	136,845
MAXIMUS, Inc.	2,800	186,004
Perficient, Inc.(b)	2,600	50,570
Science Applications International Corp.	2,260	165,748
TeleTech Holdings, Inc.	3,100	129,115
Travelport Worldwide Ltd.	10,400	163,176
Total		943,384

46	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	13,445	155,559
Cirrus Logic, Inc.(b)	400	22,400
Diodes, Inc.(b)	5,285	181,487
Entegris, Inc.	7,040	230,560
Formfactor, Inc.(b)	1,200	21,840
Phison Electronics Corp.	4,000	47,621
Rudolph Technologies, Inc.(b)	4,000	111,000
Semtech Corp.(b)	600	24,630
Xcerra Corp.(b)	12,871	126,779
Total		921,876
Software —%
Aspen Technology, Inc.(b)	3,230	208,400
Check Point Software Technologies Ltd.(b)	379	44,612
CommVault Systems, Inc.(b)	2,925	152,246
Imperva, Inc.(b)	3,700	157,990
Paylocity Holding Corp.(b)	600	32,046
Progress Software Corp.	4,400	186,252
VASCO Data Security International, Inc.(b)	3,350	45,560
Verint Systems, Inc.(b)	800	33,760
Total		860,866
Technology Hardware, Storage & Peripherals —%
Compal Electronics, Inc.	33,000	24,297
Pegatron Corp.	44,000	114,015
Samsung Electronics Co., Ltd.	86	211,999
Total		350,311
Total Information Technology		5,286,475
Materials 0.1%
Chemicals 0.1%
Covestro AG	819	78,730
Ferro Corp.(b)	700	16,674
Innospec, Inc.	2,205	136,379
KMG Chemicals, Inc.	1,400	77,182
Koppers Holdings, Inc.(b)	800	38,840
Kronos Worldwide, Inc.	1,500	39,465
Mitsubishi Chemical Holdings Corp.	7,600	79,384
Quaker Chemical Corp.	300	46,596
Rayonier Advanced Materials, Inc.	7,950	114,242
Common Stocks (continued)
Issuer	Shares	Value ($)
Sinopec Shanghai Petrochemical Co., Ltd.	128,000	76,349
Trinseo SA	2,570	182,470
Total		886,311
Containers & Packaging —%
Greif, Inc., Class A	2,825	156,872
Metals & Mining —%
Fortescue Metals Group Ltd.	20,212	71,866
Materion Corp.	3,805	195,387
Rio Tinto PLC	1,913	90,158
Schnitzer Steel Industries, Inc., Class A	1,000	29,450
Teck Resources Ltd., Class B	2,900	59,254
Warrior Met Coal, Inc.	5,600	145,712
Total		591,827
Paper & Forest Products —%
Louisiana-Pacific Corp.(b)	4,600	125,028
UPM-Kymmene OYJ	4,477	134,548
Total		259,576
Total Materials		1,894,586
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	3,350	32,562
CorEnergy Infrastructure Trust, Inc.	4,043	145,872
DiamondRock Hospitality Co.	14,100	153,126
Getty Realty Corp.	800	22,728
Growthpoint Properties Ltd.	7,114	12,332
Lexington Realty Trust	14,500	146,740
National Health Investors, Inc.	1,200	91,428
NorthStar Realty Europe Corp.	1,500	20,205
Pebblebrook Hotel Trust	1,400	49,924
Potlatch Corp.	1,000	51,800
PS Business Parks, Inc.	1,296	171,500
Ryman Hospitality Properties, Inc.	2,800	185,164
Sabra Health Care REIT, Inc.	6,400	127,488
Select Income REIT	2,700	65,232
Stockland	2,245	7,781
Summit Hotel Properties, Inc.	8,600	135,966
Sunstone Hotel Investors, Inc.	10,800	176,256

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	47

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tier REIT, Inc.	3,700	72,409
Xenia Hotels & Resorts, Inc.	7,700	167,552
Total		1,836,065
Real Estate Management & Development —%
Aldar Properties PJSC	40,900	26,533
CK Asset Holdings Ltd.	9,500	78,184
Shimao Property Holdings Ltd.	29,500	61,837
Sun Hung Kai Properties Ltd.	1,000	16,359
Wheelock & Co., Ltd.	1,336	9,307
Total		192,220
Total Real Estate		2,028,285
Telecommunication Services —%
Diversified Telecommunication Services —%
ATN International, Inc.	500	27,145
Consolidated Communications Holdings, Inc.	3,300	63,261
Nippon Telegraph & Telephone Corp.	2,700	130,538
Telefonica SA	1,273	13,354
Telenor ASA	4,729	100,451
Telstra Corp., Ltd.	11,179	30,340
Total		365,089
Wireless Telecommunication Services —%
America Movil SAB de CV	40,990	35,342
Boingo Wireless, Inc.(b)	4,700	109,886
Total		145,228
Total Telecommunication Services		510,317
Utilities —%
Electric Utilities —%
Allete, Inc.	1,000	78,350
CEZ AS	1,524	33,415
El Paso Electric Co.	300	17,250
Enel SpA	21,951	136,158
IDACORP, Inc.	300	27,609
Inter RAO UES PJSC(b)	634,000	38,801
PNM Resources, Inc.	400	17,360
Portland General Electric Co.	3,820	182,367
Scottish & Southern Energy PLC	430	7,893
Transmissora Alianca de Energia Eletrica SA	2,400	15,076
Total		554,279
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities —%
Chesapeake Utilities Corp.	1,675	134,921
New Jersey Resources Corp.	2,400	106,680
Southwest Gas Corp.	1,300	107,107
Total		348,708
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	2,150	139,600
Water Utilities —%
SJW Corp.	1,785	105,868
Total Utilities		1,148,455
Total Common Stocks (Cost $29,893,531)		34,033,752

Equity Funds 55.5%
	Shares	Value ($)
International 16.4%
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	8,408,555	113,767,748
Columbia European Equity Fund, Class Y Shares(a)	9,530,625	69,287,644
Columbia Overseas Value Fund, Class Y Shares(a)	10,020,324	103,610,146
Columbia Pacific/Asia Fund, Class Y Shares(a),(b)	6,540,763	76,984,786
Total		363,650,324
U.S. Large Cap 37.9%
Columbia Contrarian Core Fund, Class Y Shares(a)	5,029,896	134,247,921
Columbia Disciplined Core Fund, Class Y Shares(a)	10,965,961	132,249,493
Columbia Disciplined Growth Fund, Class Y Shares(a)	8,926,416	91,852,823
Columbia Disciplined Value Fund, Class Y Shares(a)	16,073,089	175,357,396
Columbia Large Cap Growth Fund, Class Y Shares(a)	1,519,202	65,614,343
Columbia Select Large Cap Equity Fund, Class Y Shares(a)	6,844,171	99,377,359
Columbia Select Large Cap Growth Fund, Class Y Shares(a),(b)	4,300,748	74,359,936
Columbia Select Large-Cap Value Fund, Class Y Shares(a)	2,417,271	65,628,898
Total		838,688,169

48	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.2%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	1,039,421	10,706,034
Columbia Select Smaller-Cap Value Fund, Class Y Shares(a),(b)	274,070	6,459,838
Columbia Small Cap Growth Fund I, Class Y Shares(a),(b)	458,506	10,343,900
Total		27,509,772
Total Equity Funds (Cost $952,898,295)		1,229,848,265

Fixed-Income Funds 23.7%

Emerging Markets 1.2%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	2,220,960	26,740,360
High Yield 7.3%
Columbia High Yield Bond Fund, Class Y Shares(a)	20,642,526	61,514,727
Columbia Income Opportunities Fund, Class Y Shares(a)	9,994,321	100,442,925
Total		161,957,652
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Class Y Shares(a)	1,117,004	10,499,838
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 14.7%
Columbia Corporate Income Fund, Class Y Shares(a)	16,321,708	167,787,155
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	1,902,728	18,989,227
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	22,518,051	121,822,658
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	1,455,697	16,187,354
Total		324,786,394
Total Fixed-Income Funds (Cost $519,747,042)		523,984,244

Money Market Funds 12.4%

Columbia Short-Term Cash Fund, 1.177%(a),(f)	273,938,386	273,938,386
Total Money Market Funds (Cost $273,936,040)		273,938,386
Total Investments (Cost: $1,920,930,068)		2,203,687,628
Other Assets & Liabilities, Net		10,587,482
Net Assets		2,214,275,110

At October 31, 2017, securities and/or cash totaling $11,025,771 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
621,000 CNY	94,048 USD	Citi	12/07/2017	660	—
52,000 CNY	7,795 USD	Citi	12/07/2017	—	(25)
683,000 CZK	31,256 USD	Citi	12/07/2017	191	—
8,240,000 HUF	30,898 USD	Citi	12/07/2017	25	—
3,493,000 JPY	31,188 USD	Citi	12/07/2017	417	—
150,572,000 KRW	132,974 USD	Citi	12/07/2017	—	(1,715)
742,000 NOK	94,056 USD	Citi	12/07/2017	3,134	—
198,000 PLN	54,821 USD	Citi	12/07/2017	423	—
374,000 SEK	46,162 USD	Citi	12/07/2017	1,395	—
2,590,000 THB	78,195 USD	Citi	12/07/2017	223	—
146,000 TRY	39,411 USD	Citi	12/07/2017	1,321	—
4,720,000 TWD	156,522 USD	Citi	12/07/2017	—	(443)
149,441 USD	191,000 AUD	Citi	12/07/2017	—	(3,313)
30,896 USD	102,000 BRL	Citi	12/07/2017	140	—
94,120 USD	300,000 BRL	Citi	12/07/2017	—	(2,840)
117,241 USD	147,000 CAD	Citi	12/07/2017	—	(3,260)
156,349 USD	152,000 CHF	Citi	12/07/2017	—	(3,620)
182,258 USD	137,000 GBP	Citi	12/07/2017	—	(109)
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	49

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
39,145 USD	532,125,000 IDR	Citi	12/07/2017	—	(43)
156,665 USD	10,256,000 INR	Citi	12/07/2017	1,241	—
31,074 USD	42,000 SGD	Citi	12/07/2017	—	(253)
Total				9,170	(15,621)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	221	12/2017	USD	22,181,770	601,108	—
Russell 2000 E-mini	419	12/2017	USD	31,481,565	622,325	—
S&P 500 E-mini	1,283	12/2017	USD	165,038,705	6,411,950	—
S&P 500 E-mini	69	12/2017	USD	8,875,815	—	(2,675)
TOPIX Index	176	12/2017	JPY	3,102,880,000	3,015,918	—
U.S. Long Bond	282	12/2017	USD	43,608,472	—	(746,060)
U.S. Treasury 10-Year Note	12	12/2017	USD	1,509,298	—	(20,462)
U.S. Treasury 5-Year Note	527	12/2017	USD	62,032,026	—	(614,462)
Total					10,651,301	(1,383,659)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(112)	12/2017	GBP	(8,363,600)	—	(205,280)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	28,500,000	(476,877)	—	—	—	(476,877)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	USD	12,500,000	(47,413)	—	—	—	(47,413)
Total							(524,290)	—	—	—	(524,290)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,144,206	22,453	(1,166,659)*	—	—	58,453	(947,606)	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	1,115,817*	(36,700)	1,079,117	—	18,721	(105,603)	—	10,931,458
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	389,274	—	—
50	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	(183,175)	—	4,379,401
Columbia Commodity Strategy Fund, Class I Shares	6,297,489	3,655,781	(9,953,270)*	—	—	(211)	596,222	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	9,929,399*	(683,037)	9,246,362	—	(200,992)	(862,948)	—	51,872,090
Columbia Contrarian Core Fund, Class I Shares	5,538,551	23,077	(5,561,628)*	—	—	1,668,309	(18,933,080)	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	5,295,443*	(265,547)	5,029,896	—	2,804,140	32,487,465	—	134,247,921
Columbia Corporate Income Fund, Class I Shares	16,421,977	400,095	(16,822,072)*	—	—	34,293	810,120	687,244	—
Columbia Corporate Income Fund, Class Y Shares	—	17,003,055*	(681,347)	16,321,708	—	255,900	3,218,367	2,922,503	167,787,155
Columbia Disciplined Core Fund, Class I Shares	12,173,141	43,997	(12,217,138)*	—	—	3,090,684	(47,557,324)	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	11,591,381*	(625,420)	10,965,961	—	3,395,858	60,461,926	—	132,249,493
Columbia Disciplined Growth Fund, Class I Shares	10,209,743	31,675	(10,241,418)*	—	—	314,029	3,346,418	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	9,740,847*	(814,431)	8,926,416	—	1,262,012	11,808,598	—	91,852,823
Columbia Disciplined Small Core Fund, Class I Shares	1,093,755	14,513	(1,108,268)*	—	—	(25,206)	4,060,914	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	1,081,881*	(42,460)	1,039,421	—	(302,953)	(3,161,588)	—	10,706,034
Columbia Disciplined Value Fund, Class I Shares	17,188,273	60,161	(17,248,434)*	—	—	634,667	(11,052,007)	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	16,571,035*	(497,946)	16,073,089	—	915,562	28,262,535	—	175,357,396
Columbia Diversified Absolute Return Fund, Class I Shares	2,730,823	44,508	(2,775,331)*	—	—	(44,356)	1,404,586	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	2,685,531*	(113,098)	2,572,433	—	(44,838)	(991,628)	—	24,643,903
Columbia Emerging Markets Bond Fund, Class I Shares	2,339,511	47,896	(2,387,407)*	—	—	15,605	(87,711)	166,054	—
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	51

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Emerging Markets Bond Fund, Class Y Shares	—	2,330,056*	(109,096)	2,220,960	—	60,694	1,607,924	808,062	26,740,360
Columbia Emerging Markets Fund, Class I Shares	10,936,948	—	(10,936,948)*	—	—	279,400	(5,948,571)	—	—
Columbia Emerging Markets Fund, Class Y Shares	—	10,073,038*	(1,664,483)	8,408,555	—	3,796,008	34,428,851	—	113,767,748
Columbia European Equity Fund, Class I Shares	11,039,188	—	(11,039,188)*	—	—	—	8,928,380	—	—
Columbia European Equity Fund, Class Y Shares	—	11,333,074*	(1,802,449)	9,530,625	—	1,750,349	3,278,944	—	69,287,644
Columbia High Yield Bond Fund, Class I Shares	20,742,021	225,198	(20,967,219)*	—	—	72,785	759,947	448,270	—
Columbia High Yield Bond Fund, Class Y Shares	—	21,321,373*	(678,847)	20,642,526	—	35,432	185,102	1,837,839	61,514,727
Columbia Income Opportunities Fund, Class I Shares	10,242,330	151,682	(10,394,012)*	—	—	164,132	(384,978)	728,867	—
Columbia Income Opportunities Fund, Class Y Shares	—	10,429,005*	(434,684)	9,994,321	—	163,528	1,892,965	2,915,363	100,442,925
Columbia Inflation Protected Securities Fund, Class I Shares	1,097,533	22,742	(1,120,275)*	—	—	117	(277,312)	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	1,142,971*	(25,967)	1,117,004	—	3,857	176,886	277,387	10,499,838
Columbia Large Cap Growth Fund, Class I Shares	1,775,975	13,798	(1,789,773)*	—	—	1,189,591	(14,841,915)	—	—
Columbia Large Cap Growth Fund, Class Y Shares	—	1,707,490*	(188,288)	1,519,202	—	3,428,032	22,499,174	—	65,614,343
Columbia Mortgage Opportunities Fund, Class I Shares	1,906,382	41,624	(1,948,006)*	—	—	(993)	242,471	117,447	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	1,983,214*	(80,486)	1,902,728	—	(2,204)	6,563	432,697	18,989,227
Columbia Multi-Asset Income Fund, Class I Shares	4,910,534	42,429	(4,952,963)*	—	—	—	1,358,358	411,744	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	5,112,986*	—	5,112,986	—	—	(428,826)	1,475,514	50,056,129
Columbia Overseas Value Fund, Class I Shares	11,780,932	77,649	(11,858,581)*	—	—	(134,590)	4,070,287	—	—
52	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Overseas Value Fund, Class Y Shares	—	11,467,213*	(1,446,889)	10,020,324	—	959,636	15,867,110	—	103,610,146
Columbia Pacific/Asia Fund, Class I Shares	7,855,521	99,589	(7,955,110)*	—	—	899,900	(10,414,397)	—	—
Columbia Pacific/Asia Fund, Class Y Shares	—	7,760,707*	(1,219,944)	6,540,763	1,269,553	3,963,061	23,179,107	—	76,984,786
Columbia Select Large Cap Equity Fund, Class I Shares	7,525,844	22,942	(7,548,786)*	—	—	180,324	(3,089,042)	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	7,342,940*	(498,769)	6,844,171	819,628	700,214	17,710,239	121,018	99,377,359
Columbia Select Large Cap Growth Fund, Class I Shares	4,948,254	19,591	(4,967,845)*	—	—	449,835	(2,042,107)	—	—
Columbia Select Large Cap Growth Fund, Class Y Shares	—	4,898,732*	(597,984)	4,300,748	4,810,025	2,117,315	8,968,957	—	74,359,936
Columbia Select Large-Cap Value Fund, Class I Shares	2,665,211	20,745	(2,685,956)*	—	—	1,269,767	(15,308,952)	—	—
Columbia Select Large-Cap Value Fund, Class Y Shares	—	2,527,505*	(110,234)	2,417,271	—	1,306,334	20,210,979	—	65,628,898
Columbia Select Smaller-Cap Value Fund, Class I Shares	302,708	3,815	(306,523)*	—	—	13,020	113,606	—	—
Columbia Select Smaller-Cap Value Fund, Class Y Shares	—	297,461*	(23,391)	274,070	—	138,849	378,132	—	6,459,838
Columbia Short-Term Cash Fund, 1.177%	250,600,424	121,910,682	(98,572,720)	273,938,386	—	(1,489)	2,525	1,896,068	273,938,386
Columbia Small Cap Growth Fund I, Class I Shares	570,788	25,428	(596,216)*	—	—	(799,727)	3,152,582	—	—
Columbia Small Cap Growth Fund I, Class Y Shares	—	536,536*	(78,030)	458,506	—	(845,145)	569,540	—	10,343,900
Columbia U.S. Government Mortgage Fund, Class I Shares	22,484,505	752,493	(23,236,998)*	—	—	(18,267)	3,737,800	448,111	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	23,609,073*	(1,091,022)	22,518,051	—	(67,806)	(2,641,440)	2,172,286	121,822,658
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	53

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia U.S. Treasury Index Fund, Class I Shares	1,573,968	61,583	(1,635,551)*	—	—	(71,000)	485,226	36,663	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	1,555,481*	(99,784)	1,455,697	—	(67,513)	(238,144)	152,927	16,187,354
Total	448,554,636	328,737,486	(316,362,729)	460,929,393	6,899,206	34,783,123	181,159,726	18,056,064	2,169,653,876

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2017, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d)	Negligible market value.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
54	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	141,882,981	—	—	—	141,882,981
Common Stocks
Consumer Discretionary	3,206,054	737,277	—	—	3,943,331
Consumer Staples	729,933	695,882	0*	—	1,425,815
Energy	1,025,608	531,042	—	—	1,556,650
Financials	5,071,667	1,598,665	—	—	6,670,332
Health Care	4,104,563	595,977	—	—	4,700,540
Industrials	3,909,633	959,333	—	—	4,868,966
Information Technology	4,459,134	827,341	—	—	5,286,475
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017	55

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	1,363,551	531,035	—	—	1,894,586
Real Estate	1,815,952	212,333	—	—	2,028,285
Telecommunication Services	235,634	274,683	—	—	510,317
Utilities	932,188	216,267	—	—	1,148,455
Total Common Stocks	26,853,917	7,179,835	0*	—	34,033,752
Equity Funds	1,229,848,265	—	—	—	1,229,848,265
Fixed-Income Funds	523,984,244	—	—	—	523,984,244
Money Market Funds	—	—	—	273,938,386	273,938,386
Total Investments	1,922,569,407	7,179,835	0*	273,938,386	2,203,687,628
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	9,170	—	—	9,170
Futures Contracts	10,651,301	—	—	—	10,651,301
Liability
Forward Foreign Currency Exchange Contracts	—	(15,621)	—	—	(15,621)
Futures Contracts	(1,588,939)	—	—	—	(1,588,939)
Swap Contracts	—	(524,290)	—	—	(524,290)
Total	1,931,631,769	6,649,094	0*	273,938,386	2,212,219,249

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
56	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.7%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	190,046	1,925,165
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,379,401
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	3,830,475	21,488,962
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	728,750	6,981,419
Columbia Multi-Asset Income Fund, Class Y Shares(a)	1,474,172	14,432,145
Total Alternative Strategies Funds (Cost $50,053,783)		49,207,092

Common Stocks 2.8%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Dorman Products, Inc.(b)	900	62,199
Magna International, Inc.	3,103	169,281
Total		231,480
Automobiles 0.1%
Fiat Chrysler Automobiles NV(b)	963	16,647
Peugeot SA	7,035	166,885
Subaru Corp.	4,000	138,197
Suzuki Motor Corp.	3,100	169,797
Total		491,526
Diversified Consumer Services —%
Adtalem Global Education, Inc.	1,000	36,950
Capella Education Co.	581	47,322
Sotheby’s (b)	1,100	57,002
Weight Watchers International, Inc.(b)	1,500	67,380
Total		208,654
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	2,125	37,783
Brinker International, Inc.	600	18,432
Compass Group PLC	2,400	52,690
Cracker Barrel Old Country Store, Inc.	385	60,110
Dave & Buster’s Entertainment, Inc.(b)	1,500	72,300
Ruth’s Hospitality Group, Inc.	3,096	65,326
Total		306,641
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.1%
Electrolux AB, Class B	2,665	94,228
La-Z-Boy, Inc.	2,275	61,311
MDC Holdings, Inc.	1,300	48,152
Persimmon PLC	2,655	98,805
Sleep Number Corp.(b)	2,000	65,000
Taylor Morrison Home Corp., Class A(b)	2,200	53,130
Taylor Wimpey PLC	51,579	136,667
Zagg, Inc.(b)	3,800	59,470
Total		616,763
Internet & Direct Marketing Retail —%
Nutrisystem, Inc.	600	29,970
PetMed Express, Inc.	1,800	63,648
Total		93,618
Media —%
Gannett Co., Inc.	6,550	56,985
New York Times Co. (The), Class A	1,295	24,734
Time, Inc.	5,000	58,000
Total		139,719
Specialty Retail —%
Aaron’s, Inc.	1,850	68,080
Buckle, Inc. (The)	700	11,515
Francesca’s Holdings Corp.(b)	675	4,367
Restoration Hardware Holdings, Inc.(b)	900	80,928
Tilly’s, Inc.	1,300	15,483
Total		180,373
Textiles, Apparel & Luxury Goods —%
Deckers Outdoor Corp.(b)	1,100	75,064
Movado Group, Inc.	2,465	68,280
Total		143,344
Total Consumer Discretionary		2,412,118
Consumer Staples 0.2%
Beverages —%
Boston Beer Co., Inc. (The), Class A(b)	250	44,513
Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion SA	26,517	129,731
George Weston Ltd.	100	8,396
Ingles Markets, Inc., Class A	300	6,990

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	57

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jeronimo Martins SGPS SA	4,063	73,832
SUPERVALU, Inc.(b)	1,304	21,242
Wal-Mart de Mexico SAB de CV, Class V	23,130	51,781
Wm Morrison Supermarkets PLC	28,539	84,981
Woolworths Ltd.	717	14,214
Total		391,167
Food Products 0.1%
Dean Foods Co.	3,383	32,984
Fresh Del Monte Produce, Inc.	370	16,469
John B. Sanfilippo & Son, Inc.	900	52,965
Marine Harvest ASA	2,104	41,086
Sanderson Farms, Inc.	520	77,776
WH Group Ltd.	157,500	159,608
Total		380,888
Household Products —%
Central Garden & Pet Co., Class A(b)	500	18,455
Personal Products —%
Unilever NV-CVA	817	47,494
Usana Health Sciences, Inc.(b)	560	36,792
Total		84,286
Tobacco —%
Imperial Brands PLC	3,184	129,846
Swedish Match AB	3,815	143,729
Total		273,575
Total Consumer Staples		1,192,884
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	5,400	64,800
Exterran Corp.(b)	2,300	74,221
McDermott International, Inc.(b)	3,400	22,508
Rowan Companies PLC, Class A(b)	5,800	83,114
Total		244,643
Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., Class H	194,000	142,458
China Shenhua Energy Co., Ltd., Class H	58,000	138,752
CVR Energy, Inc.	700	19,215
International Seaways, Inc.(b)	1,200	24,168
Lukoil PJSC	661	34,994
Common Stocks (continued)
Issuer	Shares	Value ($)
MOL Hungarian Oil & Gas PLC	3,911	46,834
OMV AG	330	19,827
Peabody Energy Corp.(b)	700	21,623
Polski Koncern Naftowy Orlen SA	2,930	103,598
PTT PCL, Foreign Registered Shares	11,300	142,964
REX American Resources Corp.(b)	674	59,433
Ultra Petroleum Corp.(b)	8,400	66,696
W&T Offshore, Inc.(b)	5,400	16,902
Total		837,464
Total Energy		1,082,107
Financials 0.6%
Banks 0.3%
ABSA Group Ltd.	3,567	35,355
Agricultural Bank of China Ltd., Class H	303,000	142,711
Banco Latinoamericano de Comercio Exterior SA, Class E	185	5,186
Bank Hapoalim BM	1,240	8,776
Bank of China Ltd., Class H	129,000	64,469
Bank of Nova Scotia (The)	2,626	169,517
Banner Corp.	200	11,464
BNP Paribas SA	142	11,089
Canadian Imperial Bank of Commerce	100	8,802
Cathay General Bancorp	1,925	80,465
CenterState Bank Corp.	800	21,312
Central Pacific Financial Corp.	815	25,363
China Construction Bank Corp., Class H	27,000	24,130
CTBC Financial Holding Co., Ltd.	75,000	48,020
Customers Bancorp, Inc.(b)	2,091	57,168
Dubai Islamic Bank PJSC	46,321	77,195
Enterprise Financial Services Corp.	1,100	47,960
First BanCorp(b)	3,385	17,433
First Citizens BancShares Inc., Class A	210	85,050
First Merchants Corp.	1,600	68,800
Hana Financial Group, Inc.	3,487	149,240
Hancock Holding Co.	1,700	82,875
Heritage Financial Corp.	400	12,200
International Bancshares Corp.	1,395	56,637
Japan Post Bank Co., Ltd.	5,200	65,857
Malayan Banking Bhd	13,900	30,372

58	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Preferred Bank/Los Angeles	1,100	67,903
S&T Bancorp, Inc.	800	32,712
Sandy Spring Bancorp, Inc.	1,500	60,615
Societe Generale SA	3,004	167,262
Standard Bank Group Ltd.	11,987	139,041
Sterling Bancorp	1,000	25,050
Toronto-Dominion Bank (The)	400	22,739
Turkiye Is Bankasi	59,972	112,876
United Community Banks, Inc.	2,275	62,380
Valley National Bancorp	6,500	74,750
Wintrust Financial Corp.	1,060	86,167
Woori Finance Holdings Co., Ltd.	6,735	98,561
Total		2,357,502
Capital Markets —%
Arlington Asset Investment Corp., Class A	3,685	42,267
Houlihan Lokey, Inc.	300	12,489
Piper Jaffray Companies	800	58,480
Virtus Investment Partners, Inc.	50	5,820
Total		119,056
Consumer Finance —%
Green Dot Corp., Class A(b)	800	45,296
Nelnet, Inc., Class A	1,365	79,907
Total		125,203
Insurance 0.2%
Allianz SE, Registered Shares	916	213,849
American Equity Investment Life Holding Co.	2,400	70,824
Assicurazioni Generali SpA	7,765	141,465
AXA SA	5,457	164,826
CNO Financial Group, Inc.	3,300	79,101
CNP Assurances	975	22,686
HCI Group, Inc.	500	18,730
Health Insurance Innovations, Inc., Class A(b)	3,300	70,950
Legal & General Group PLC	16,100	57,093
Mapfre SA	32,011	104,742
Swiss Re AG	151	14,205
Universal Insurance Holdings, Inc.	2,906	69,308
Total		1,027,779
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	900	16,929
ARMOUR Residential REIT, Inc.	2,200	55,110
Invesco Mortgage Capital, Inc.	1,700	29,274
MTGE Investment Corp.	2,300	41,630
Total		142,943
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	2,025	86,306
Federal Agricultural Mortgage Corp.	900	66,816
Flagstar Bancorp, Inc.(b)	1,925	71,937
MGIC Investment Corp.(b)	7,335	104,890
Radian Group, Inc.	1,100	23,056
Walker & Dunlop, Inc.(b)	1,445	79,316
Washington Federal, Inc.	1,945	67,686
Total		500,007
Total Financials		4,272,490
Health Care 0.3%
Biotechnology 0.1%
Ablynx NV(b)	1,489	30,971
Alder Biopharmaceuticals, Inc.(b)	3,540	39,825
Axovant Sciences Ltd.(b)	825	4,323
bluebird bio, Inc.(b)	350	48,685
Blueprint Medicines Corp.(b)	425	28,229
Clovis Oncology, Inc.(b)	375	28,264
Coherus Biosciences, Inc.(b)	665	7,481
Dynavax Technologies Corp.(b)	1,525	33,550
Eagle Pharmaceuticals, Inc.(b)	140	7,525
Ignyta, Inc.(b)	1,600	24,640
Immunomedics, Inc.(b)	1,500	16,080
Insmed, Inc.(b)	705	19,042
Jounce Therapeutics, Inc.(b)	1,387	19,418
Keryx Biopharmaceuticals, Inc.(b)	3,980	25,790
Loxo Oncology, Inc.(b)	390	33,602
NewLink Genetics Corp.(b)	2,750	25,740
Nightstar Therapeutics PLC, ADR(b)	739	16,221
OncoMed Pharmaceuticals, Inc.(b)	4,000	16,120
Ovid Therapeutics, Inc.(b)	3,249	21,054
Puma Biotechnology, Inc.(b)	590	75,107

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	59

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ra Pharmaceuticals, Inc.(b)	1,002	13,166
Sage Therapeutics, Inc.(b)	445	28,160
Shire PLC	538	26,588
Spark Therapeutics, Inc.(b)	750	60,675
TESARO, Inc.(b)	330	38,204
Total		688,460
Health Care Equipment & Supplies 0.1%
Analogic Corp.	890	71,467
Angiodynamics, Inc.(b)	2,700	45,819
CONMED Corp.	200	10,444
Haemonetics Corp.(b)	1,200	57,072
Halyard Health, Inc.(b)	300	12,645
Integer Holdings Corp.(b)	1,300	63,180
Lantheus Holdings, Inc.(b)	3,565	70,944
Masimo Corp.(b)	915	80,300
Total		411,871
Health Care Providers & Services —%
AMN Healthcare Services, Inc.(b)	1,700	74,630
Chemed Corp.	50	11,172
Cross Country Healthcare, Inc.(b)	800	10,920
LHC Group, Inc.(b)	600	40,086
Molina Healthcare, Inc.(b)	960	65,117
Providence Service Corp. (The)(b)	1,200	66,720
Triple-S Management Corp., Class B(b)	2,545	61,105
Total		329,750
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	1,380	78,867
Pra Health Sciences, Inc.(b)	985	80,209
Total		159,076
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	800	49,400
Bayer AG, Registered Shares	346	45,007
Corcept Therapeutics, Inc.(b)	3,700	72,853
GlaxoSmithKline PLC	9,103	164,124
Lannett Co., Inc.(b)	800	15,920
Novo Nordisk A/S, Class B	1,855	92,282
Pacira Pharmaceuticals, Inc.(b)	875	28,044
Phibro Animal Health Corp., Class A	1,600	60,240
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	892	206,090
Sanofi	1,819	172,242
Supernus Pharmaceuticals, Inc.(b)	775	32,240
Total		938,442
Total Health Care		2,527,599
Industrials 0.4%
Aerospace & Defense —%
Curtiss-Wright Corp.	865	102,286
Moog, Inc., Class A(b)	300	26,328
Total		128,614
Air Freight & Logistics —%
Forward Air Corp.	520	29,869
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	5,291	169,989
Hawaiian Holdings, Inc.(b)	1,575	52,762
International Consolidated Airlines Group SA	2,502	21,130
Qantas Airways Ltd.	20,870	98,499
Total		342,380
Building Products —%
Caesarstone Ltd.(b)	2,000	56,600
Continental Building Product(b)	2,790	74,493
Total		131,093
Commercial Services & Supplies 0.1%
ACCO Brands Corp.(b)	5,050	65,902
Brady Corp., Class A	480	18,264
Essendant, Inc.	4,700	45,496
MSA Safety, Inc.	1,000	79,500
SP Plus Corp.(b)	1,400	54,250
Total		263,412
Construction & Engineering 0.1%
Argan, Inc.	1,010	69,438
EMCOR Group, Inc.	1,200	96,612
Kajima Corp.	2,000	20,743
Obayashi Corp.	12,600	164,975
Primoris Services Corp.	2,300	65,021
Shimizu Corp.	9,000	105,934
Taisei Corp.	3,200	177,302
Total		700,025

60	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment —%
ABB Ltd.	2,505	65,484
Atkore International Group, Inc.(b)	2,700	52,137
Generac Holdings, Inc.(b)	1,730	90,116
Total		207,737
Industrial Conglomerates —%
CITIC Ltd.	96,000	140,634
Shanghai Industrial Holdings Ltd.	6,000	18,432
Total		159,066
Machinery 0.1%
Alamo Group, Inc.	650	68,575
EnPro Industries, Inc.	250	20,935
Global Brass & Copper Holdings, Inc.	2,020	70,700
Harsco Corp.(b)	3,200	68,000
Hillenbrand, Inc.	400	15,820
Kadant, Inc.	650	73,840
Mueller Industries, Inc.	795	27,626
Volvo AB B Shares	651	12,901
Wabash National Corp.	3,290	74,025
Total		432,422
Professional Services —%
RPX Corp.(b)	5,120	66,662
TrueBlue, Inc.(b)	2,400	65,040
Total		131,702
Road & Rail —%
ArcBest Corp.	2,230	72,698
Saia, Inc.(b)	600	38,880
Total		111,578
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	1,290	82,109
DXP Enterprises, Inc.(b)	400	12,828
ITOCHU Corp.	5,300	92,838
Mitsubishi Corp.	1,900	44,494
Rush Enterprises, Inc., Class A(b)	300	15,234
Total		247,503
Total Industrials		2,885,401
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.4%
Communications Equipment —%
ADTRAN, Inc.	700	14,770
Comtech Telecommunications Corp.	1,400	30,114
Netscout Systems, Inc.(b)	1,600	45,440
Total		90,324
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	900	61,830
Benchmark Electronics, Inc.(b)	2,275	70,411
ePlus, Inc.(b)	100	9,560
Hitachi Ltd.	24,000	191,120
Hon Hai Precision Industry Co., Ltd.	49,000	182,130
KEMET Corp.(b)	600	15,414
Methode Electronics, Inc.	1,630	76,447
Rogers Corp.(b)	235	35,739
Sanmina Corp.(b)	2,000	65,450
Scansource, Inc.(b)	1,630	70,009
Tech Data Corp.(b)	800	74,216
Vishay Intertechnology, Inc.	4,075	90,669
Total		942,995
Internet Software & Services —%
j2 Global, Inc.	983	72,880
Mixi, Inc.	2,800	136,505
New Relic, Inc.(b)	400	20,532
Stamps.com, Inc.(b)	100	22,440
Web.com Group, Inc.(b)	400	9,640
Total		261,997
IT Services 0.1%
Convergys Corp.	1,925	49,530
EVERTEC, Inc.	4,015	60,225
MAXIMUS, Inc.	1,300	86,359
Perficient, Inc.(b)	1,200	23,340
Science Applications International Corp.	1,050	77,007
TeleTech Holdings, Inc.	1,400	58,310
Travelport Worldwide Ltd.	4,650	72,959
Total		427,730

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	61

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	6,020	69,651
Cirrus Logic, Inc.(b)	200	11,200
Diodes, Inc.(b)	2,345	80,527
Entegris, Inc.	3,125	102,344
Formfactor, Inc.(b)	600	10,920
Phison Electronics Corp.	5,000	59,526
Rudolph Technologies, Inc.(b)	1,800	49,950
Semtech Corp.(b)	275	11,289
Xcerra Corp.(b)	5,727	56,411
Total		451,818
Software 0.1%
Aspen Technology, Inc.(b)	1,455	93,877
Check Point Software Technologies Ltd.(b)	449	52,852
CommVault Systems, Inc.(b)	1,320	68,706
Imperva, Inc.(b)	1,600	68,320
Paylocity Holding Corp.(b)	300	16,023
Progress Software Corp.	1,925	81,485
VASCO Data Security International, Inc.(b)	1,525	20,740
Verint Systems, Inc.(b)	400	16,880
Total		418,883
Technology Hardware, Storage & Peripherals —%
Compal Electronics, Inc.	39,000	28,714
Pegatron Corp.	52,000	134,745
Samsung Electronics Co., Ltd.	102	251,441
Total		414,900
Total Information Technology		3,008,647
Materials 0.2%
Chemicals 0.1%
Covestro AG	970	93,246
Ferro Corp.(b)	325	7,741
Innospec, Inc.	980	60,613
KMG Chemicals, Inc.	600	33,078
Koppers Holdings, Inc.(b)	400	19,420
Kronos Worldwide, Inc.	700	18,417
Mitsubishi Chemical Holdings Corp.	9,000	94,008
Quaker Chemical Corp.	150	23,298
Rayonier Advanced Materials, Inc.	3,500	50,295
Common Stocks (continued)
Issuer	Shares	Value ($)
Sinopec Shanghai Petrochemical Co., Ltd.	152,000	90,664
Trinseo SA	1,150	81,650
Total		572,430
Containers & Packaging —%
Greif, Inc., Class A	1,190	66,081
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	23,945	85,139
Materion Corp.	1,650	84,728
Rio Tinto PLC	2,267	106,842
Schnitzer Steel Industries, Inc., Class A	425	12,516
Teck Resources Ltd., Class B	3,400	69,471
Warrior Met Coal, Inc.	2,500	65,050
Total		423,746
Paper & Forest Products —%
Louisiana-Pacific Corp.(b)	2,000	54,360
UPM-Kymmene OYJ	5,302	159,341
Total		213,701
Total Materials		1,275,958
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	1,500	14,580
CorEnergy Infrastructure Trust, Inc.	1,758	63,429
DiamondRock Hospitality Co.	6,300	68,418
Getty Realty Corp.	400	11,364
Growthpoint Properties Ltd.	8,429	14,612
Lexington Realty Trust	6,400	64,768
National Health Investors, Inc.	550	41,905
NorthStar Realty Europe Corp.	600	8,082
Pebblebrook Hotel Trust	600	21,396
Potlatch Corp.	500	25,900
PS Business Parks, Inc.	603	79,795
Ryman Hospitality Properties, Inc.	1,225	81,009
Sabra Health Care REIT, Inc.	2,850	56,772
Select Income REIT	1,225	29,596
Stockland	2,661	9,223
Summit Hotel Properties, Inc.	3,850	60,868
Sunstone Hotel Investors, Inc.	4,800	78,336

62	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tier REIT, Inc.	1,600	31,312
Xenia Hotels & Resorts, Inc.	3,375	73,440
Total		834,805
Real Estate Management & Development —%
Aldar Properties PJSC	48,472	31,445
CK Asset Holdings Ltd.	11,500	94,643
Shimao Property Holdings Ltd.	35,000	73,366
Sun Hung Kai Properties Ltd.	1,000	16,359
Wheelock & Co., Ltd.	2,060	14,351
Total		230,164
Total Real Estate		1,064,969
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	200	10,858
Consolidated Communications Holdings, Inc.	1,500	28,755
Nippon Telegraph & Telephone Corp.	3,200	154,712
Telefonica SA	1,508	15,820
Telenor ASA	5,604	119,037
Telstra Corp., Ltd.	13,246	35,949
Total		365,131
Wireless Telecommunication Services —%
America Movil SAB de CV	48,574	41,881
Boingo Wireless, Inc.(b)	2,100	49,098
Total		90,979
Total Telecommunication Services		456,110
Utilities 0.1%
Electric Utilities 0.1%
Allete, Inc.	500	39,175
CEZ AS	1,806	39,598
El Paso Electric Co.	100	5,750
Enel SpA	26,028	161,447
IDACORP, Inc.	100	9,203
Inter RAO UES PJSC(b)	751,000	45,961
PNM Resources, Inc.	200	8,680
Portland General Electric Co.	1,659	79,201
Scottish & Southern Energy PLC	510	9,361
Transmissora Alianca de Energia Eletrica SA	2,844	17,866
Total		416,242
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities —%
Chesapeake Utilities Corp.	765	61,621
New Jersey Resources Corp.	1,100	48,895
Southwest Gas Corp.	595	49,022
Total		159,538
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	920	59,736
Water Utilities —%
SJW Corp.	795	47,151
Total Utilities		682,667
Total Common Stocks (Cost $18,111,678)		20,860,950

Equity Funds 71.3%
	Shares	Value ($)
International 19.6%
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	3,937,198	53,270,288
Columbia European Equity Fund, Class Y Shares(a)	3,036,178	22,073,016
Columbia Overseas Value Fund, Class Y Shares(a)	3,655,421	37,797,052
Columbia Pacific/Asia Fund, Class Y Shares(a),(b)	2,637,331	31,041,386
Total		144,181,742
U.S. Large Cap 48.6%
Columbia Contrarian Core Fund, Class Y Shares(a)	2,191,608	58,494,018
Columbia Disciplined Core Fund, Class Y Shares(a)	3,646,448	43,976,169
Columbia Disciplined Growth Fund, Class Y Shares(a)	4,806,958	49,463,597
Columbia Disciplined Value Fund, Class Y Shares(a)	6,581,879	71,808,297
Columbia Large Cap Growth Fund, Class Y Shares(a)	512,535	22,136,371
Columbia Select Large Cap Equity Fund, Class Y Shares(a)	3,552,764	51,586,136
Columbia Select Large Cap Growth Fund, Class Y Shares(a),(b)	1,970,858	34,076,137
Columbia Select Large-Cap Value Fund, Class Y Shares(a)	987,755	26,817,542
Total		358,358,267

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	63

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.1%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	1,088,498	11,211,524
Columbia Select Smaller-Cap Value Fund, Class Y Shares(a),(b)	352,472	8,307,774
Columbia Small Cap Growth Fund I, Class Y Shares(a),(b)	161,885	3,652,131
Total		23,171,429
Total Equity Funds (Cost $411,014,651)		525,711,438

Fixed-Income Funds 11.6%

Emerging Markets 0.4%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	272,733	3,283,699
High Yield 5.5%
Columbia High Yield Bond Fund, Class Y Shares(a)	8,331,441	24,827,693
Columbia Income Opportunities Fund, Class Y Shares(a)	1,578,645	15,865,387
Total		40,693,080
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 5.7%
Columbia Corporate Income Fund, Class Y Shares(a)	2,790,489	28,686,229
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	426,402	4,255,493
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	1,633,222	8,835,732
Total		41,777,454
Total Fixed-Income Funds (Cost $84,155,619)		85,754,233

Money Market Funds 7.2%

Columbia Short-Term Cash Fund, 1.177%(a),(c)	53,133,304	53,133,304
Total Money Market Funds (Cost $53,132,699)		53,133,304
Total Investments (Cost: $616,468,430)		734,667,017
Other Assets & Liabilities, Net		2,788,536
Net Assets		737,455,553

At October 31, 2017, securities and/or cash totaling $2,786,701 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
736,000 CNY	111,465 USD	Citi	12/07/2017	782	—
61,000 CNY	9,144 USD	Citi	12/07/2017	—	(29)
809,000 CZK	37,022 USD	Citi	12/07/2017	226	—
9,763,000 HUF	36,609 USD	Citi	12/07/2017	29	—
4,131,000 JPY	36,884 USD	Citi	12/07/2017	494	—
178,323,000 KRW	157,482 USD	Citi	12/07/2017	—	(2,031)
878,000 NOK	111,296 USD	Citi	12/07/2017	3,709	—
234,000 PLN	64,788 USD	Citi	12/07/2017	499	—
443,000 SEK	54,679 USD	Citi	12/07/2017	1,652	—
3,068,000 THB	92,626 USD	Citi	12/07/2017	264	—
173,000 TRY	46,699 USD	Citi	12/07/2017	1,565	—
5,589,000 TWD	185,339 USD	Citi	12/07/2017	—	(525)
176,826 USD	226,000 AUD	Citi	12/07/2017	—	(3,920)
36,651 USD	121,000 BRL	Citi	12/07/2017	166	—
111,690 USD	356,000 BRL	Citi	12/07/2017	—	(3,370)
138,787 USD	174,000 CAD	Citi	12/07/2017	—	(3,871)
185,150 USD	180,000 CHF	Citi	12/07/2017	—	(4,287)
215,517 USD	162,000 GBP	Citi	12/07/2017	—	(128)
46,359 USD	630,197,000 IDR	Citi	12/07/2017	—	(51)
185,551 USD	12,147,000 INR	Citi	12/07/2017	1,470	—
36,992 USD	50,000 SGD	Citi	12/07/2017	—	(301)
Total				10,856	(18,513)

64	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	109	12/2017	USD	10,940,330	296,474	—
Russell 2000 E-mini	2	12/2017	USD	150,270	10,000	—
S&P 500 E-mini	368	12/2017	USD	47,337,680	1,783,174	—
S&P 500 E-mini	29	12/2017	USD	3,730,415	—	(1,124)
TOPIX Index	60	12/2017	JPY	1,057,800,000	1,028,154	—
U.S. Long Bond	27	12/2017	USD	4,175,279	—	(75,361)
U.S. Treasury 5-Year Note	30	12/2017	USD	3,531,235	—	(34,979)
Total					3,117,802	(111,464)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(37)	12/2017	GBP	(2,762,975)	—	(67,816)
U.S. Treasury 10-Year Note	(13)	12/2017	USD	(1,635,073)	22,006	—
Total					22,006	(67,816)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	7,000,000	(117,127)	—	—	—	(117,127)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	USD	3,750,000	(14,224)	—	—	—	(14,224)
Total							(131,351)	—	—	—	(131,351)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	182,646	4,900	(187,546)*	—	—	8,599	(184,892)	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	191,089*	(1,043)	190,046	—	896	9,246	—	1,925,165
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	389,274	—	—
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	(183,175)	—	4,379,401
Columbia Commodity Strategy Fund, Class I Shares	2,253,467	1,637,230	(3,890,697)*	—	—	—	207,916	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	4,011,026*	(180,551)	3,830,475	—	(44,285)	(288,323)	—	21,488,962
Columbia Contrarian Core Fund, Class I Shares	2,356,416	7,246	(2,363,662)*	—	—	895,548	(8,499,935)	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	2,258,019*	(66,411)	2,191,608	—	765,489	14,533,596	—	58,494,018
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	65

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Corporate Income Fund, Class I Shares	2,706,318	177,382	(2,883,700)*	—	—	6,450	270,237	114,438	—
Columbia Corporate Income Fund, Class Y Shares	—	2,869,479*	(78,990)	2,790,489	—	12,653	428,044	491,059	28,686,229
Columbia Disciplined Core Fund, Class I Shares	3,924,284	16,781	(3,941,065)*	—	—	1,138,497	(17,376,076)	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	3,825,286*	(178,838)	3,646,448	—	1,374,216	21,222,352	—	43,976,169
Columbia Disciplined Growth Fund, Class I Shares	5,243,123	17,027	(5,260,150)*	—	—	(2,148)	2,057,441	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	5,124,545*	(317,587)	4,806,958	—	576,553	6,192,859	—	49,463,597
Columbia Disciplined Small Core Fund, Class I Shares	1,112,999	26,739	(1,139,738)*	—	—	(158,311)	4,104,464	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	1,119,058*	(30,560)	1,088,498	—	(208,912)	(3,130,304)	—	11,211,524
Columbia Disciplined Value Fund, Class I Shares	6,774,725	31,154	(6,805,879)*	—	—	301,919	(3,798,502)	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	6,742,180*	(160,301)	6,581,879	—	316,440	10,763,328	—	71,808,297
Columbia Diversified Absolute Return Fund, Class I Shares	759,504	29,136	(788,640)*	—	—	(24,929)	381,084	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	751,535*	(22,785)	728,750	—	(9,263)	(257,665)	—	6,981,419
Columbia Emerging Markets Bond Fund, Class I Shares	286,806	11,895	(298,701)*	—	—	1,612	(68,732)	21,002	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	310,040*	(37,307)	272,733	—	35,399	239,798	103,434	3,283,699
Columbia Emerging Markets Fund, Class I Shares	4,840,561	—	(4,840,561)*	—	—	370,009	(2,259,665)	—	—
Columbia Emerging Markets Fund, Class Y Shares	—	4,622,264*	(685,066)	3,937,198	—	1,679,599	15,112,725	—	53,270,288
Columbia European Equity Fund, Class I Shares	3,339,381	—	(3,339,381)*	—	—	—	757,374	—	—
Columbia European Equity Fund, Class Y Shares	—	3,455,170*	(418,992)	3,036,178	—	442,106	3,165,095	—	22,073,016
Columbia High Yield Bond Fund, Class I Shares	7,993,252	189,170	(8,182,422)*	—	—	(4,737)	(218,233)	173,746	—
Columbia High Yield Bond Fund, Class Y Shares	—	8,432,397*	(100,956)	8,331,441	—	(4,340)	638,389	730,158	24,827,693
Columbia Income Opportunities Fund, Class I Shares	1,524,750	37,696	(1,562,446)*	—	—	8,868	(148,810)	110,349	—
Columbia Income Opportunities Fund, Class Y Shares	—	1,603,831*	(25,186)	1,578,645	—	8,401	413,891	453,303	15,865,387
Columbia Large Cap Growth Fund, Class I Shares	584,150	2,985	(587,135)*	—	—	707,875	(7,632,010)	—	—
Columbia Large Cap Growth Fund, Class Y Shares	—	561,697*	(49,162)	512,535	—	1,249,076	9,728,179	—	22,136,371
66	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Mortgage Opportunities Fund, Class I Shares	400,112	16,006	(416,118)*	—	—	(666)	51,540	24,749	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	429,053*	(2,651)	426,402	—	(54)	1,365	95,285	4,255,493
Columbia Multi-Asset Income Fund, Class I Shares	1,415,801	12,233	(1,428,034)*	—	—	—	394,776	118,714	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	1,474,172*	—	1,474,172	—	—	(126,774)	425,419	14,432,145
Columbia Overseas Value Fund, Class I Shares	4,182,488	49,260	(4,231,748)*	—	—	(35,697)	1,310,612	—	—
Columbia Overseas Value Fund, Class Y Shares	—	4,103,143*	(447,722)	3,655,421	—	301,971	5,887,509	—	37,797,052
Columbia Pacific/Asia Fund, Class I Shares	3,013,695	72,723	(3,086,418)*	—	—	242,787	(3,629,296)	—	—
Columbia Pacific/Asia Fund, Class Y Shares	—	3,078,936*	(441,605)	2,637,331	498,164	1,414,058	8,949,634	—	31,041,386
Columbia Select Large Cap Equity Fund, Class I Shares	3,739,016	9,825	(3,748,841)*	—	—	(131,288)	(162,226)	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	3,733,206*	(180,442)	3,552,764	418,355	76,687	8,079,275	61,770	51,586,136
Columbia Select Large Cap Growth Fund, Class I Shares	2,103,732	13,690	(2,117,422)*	—	—	237,602	(1,036,779)	—	—
Columbia Select Large Cap Growth Fund, Class Y Shares	—	2,160,131*	(189,273)	1,970,858	2,129,964	943,952	4,009,599	—	34,076,137
Columbia Select Large-Cap Value Fund, Class I Shares	1,033,460	1,095	(1,034,555)*	—	—	416,343	(6,507,450)	—	—
Columbia Select Large-Cap Value Fund, Class Y Shares	—	1,009,659*	(21,904)	987,755	—	237,449	8,835,950	—	26,817,542
Columbia Select Smaller-Cap Value Fund, Class I Shares	372,495	8,221	(380,716)*	—	—	16,774	(551,165)	—	—
Columbia Select Smaller-Cap Value Fund, Class Y Shares	—	375,345*	(22,873)	352,472	—	82,076	1,276,070	—	8,307,774
Columbia Short-Term Cash Fund, 1.177%	49,253,436	32,672,917	(28,793,049)	53,133,304	—	(367)	654	360,592	53,133,304
Columbia Small Cap Growth Fund I, Class I Shares	146,015	2,485	(148,500)*	—	—	(54,911)	635,473	—	—
Columbia Small Cap Growth Fund I, Class Y Shares	—	162,793*	(908)	161,885	—	(11,120)	70,921	—	3,652,131
Columbia U.S. Government Mortgage Fund, Class I Shares	1,522,026	161,784	(1,683,810)*	—	—	(9,185)	205,602	30,996	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	1,679,993*	(46,771)	1,633,222	—	(3,850)	(122,872)	154,616	8,835,732
Total	111,522,759	99,751,723	(97,306,919)	113,967,563	3,046,483	13,165,841	74,141,388	3,469,630	713,806,067

*	Includes the effect of underlying share class exchange.

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	67

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
68	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	49,207,092	—	—	—	49,207,092
Common Stocks
Consumer Discretionary	1,538,202	873,916	—	—	2,412,118
Consumer Staples	368,363	824,521	—	—	1,192,884
Energy	452,680	629,427	—	—	1,082,107
Financials	2,378,670	1,893,820	—	—	4,272,490
Health Care	1,821,266	706,333	—	—	2,527,599
Industrials	1,752,046	1,133,355	—	—	2,885,401
Information Technology	2,024,466	984,181	—	—	3,008,647
Materials	646,718	629,240	—	—	1,275,958
Real Estate	810,970	253,999	—	—	1,064,969
Telecommunication Services	130,592	325,518	—	—	456,110
Utilities	426,300	256,367	—	—	682,667
Total Common Stocks	12,350,273	8,510,677	—	—	20,860,950
Equity Funds	525,711,438	—	—	—	525,711,438
Fixed-Income Funds	85,754,233	—	—	—	85,754,233
Money Market Funds	—	—	—	53,133,304	53,133,304
Total Investments	673,023,036	8,510,677	—	53,133,304	734,667,017
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	10,856	—	—	10,856
Futures Contracts	3,139,808	—	—	—	3,139,808
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017	69

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(18,513)	—	—	(18,513)
Futures Contracts	(179,280)	—	—	—	(179,280)
Swap Contracts	—	(131,351)	—	—	(131,351)
Total	675,983,564	8,371,669	—	53,133,304	737,488,537
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
70	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2017

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust II

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date December 21, 2017

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date December 21, 2017